TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2019

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 98.9%

AUTOMOBILES & COMPONENTS - 0.6%
2,457		Adient plc	$56
3,248	*	American Axle & Manufacturing Holdings, Inc	27
9,034		Aptiv plc	790
7,322		BorgWarner, Inc	268
1,678		Cooper Tire & Rubber Co	44
138	*	Cooper-Standard Holding, Inc	6
4,034		Dana Holding Corp	58
1,044	*	Dorman Products, Inc	83
137,355		Ford Motor Co	1,258
1,363	*	Fox Factory Holding Corp	85
43,115		General Motors Co	1,616
8,820		Gentex Corp	243
1,424	*	Gentherm, Inc	58
5,954		Goodyear Tire & Rubber Co	86
5,507		Harley-Davidson, Inc	198
938		LCI Industries, Inc	86
2,291		Lear Corp	270
1,945	*	Modine Manufacturing Co	22
670	*	Motorcar Parts of America, Inc	11
1,379		Spartan Motors, Inc	19
843		Standard Motor Products, Inc	41
1,055	*	Stoneridge, Inc	33
928		Tenneco, Inc	12
4,891	*,e	Tesla, Inc	1,178
1,360		Thor Industries, Inc	77
759	*	Visteon Corp	63
1,185		Winnebago Industries, Inc	45

		TOTAL AUTOMOBILES & COMPONENTS	6,733

BANKS - 5.7%
625		1st Source Corp	29
255		ACNB Corp	9
444	*	Allegiance Bancshares, Inc	14
667	*,e	Amerant Bancorp Inc	14
374		American National Bankshares, Inc	13
2,080		Ameris Bancorp	84
387	*	Ames National Corp	11
425		Arrow Financial Corp	14
6,603		Associated Banc-Corp	134
706	*	Atlantic Capital Bancshares, Inc	12
2,758		Atlantic Union Bankshares Corp	103
2,322	*	Axos Financial, Inc	64
1,598		Banc of California, Inc	23
666		Bancfirst Corp	37
3,345		BancorpSouth Bank	99
178		Bank First Corp	12
293,903		Bank of America Corp	8,573
601		Bank of Commerce Holdings	7
1,195		Bank of Hawaii Corp	103
468		Bank of Marin Bancorp	19
2,093		Bank of NT Butterfield & Son Ltd	62
4,451		Bank OZK	121
457		BankFinancial Corp	5
4,119		BankUnited	139
217		Bankwell Financial Group, Inc	6
1,278		Banner Corp	72
622		Bar Harbor Bankshares	16
385	*	Baycom Corp	9
26,461		BB&T Corp	1,412

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

361		BCB Bancorp, Inc	$5
1,542		Berkshire Hills Bancorp, Inc	45
1,053		BOK Financial Corp	83
3,231		Boston Private Financial Holdings, Inc	38
683		Bridge Bancorp, Inc	20
2,984		Brookline Bancorp, Inc	44
630		Bryn Mawr Bank Corp	23
313		Business First Bancshares, Inc	8
241	*	Byline Bancorp, Inc	4
131		C&F Financial Corp	7
3,579		Cadence BanCorp	63
135	e	Cambridge Bancorp	10
613		Camden National Corp	27
447		Capital City Bank Group, Inc	12
4,687		Capitol Federal Financial	65
314		Capstar Financial Holdings, Inc	5
555		Carolina Financial Corp	20
550	*	Carter Bank & Trust	10
2,040		Cathay General Bancorp	71
654		CBTX, Inc	18
4,102		Centerstate Banks of Florida, Inc	98
1,125		Central Pacific Financial Corp	32
383		Central Valley Community Bancorp	8
152		Century Bancorp, Inc	13
122		Chemung Financial Corp	5
2,767		CIT Group, Inc	125
78,819		Citigroup, Inc	5,445
533		Citizens & Northern Corp	14
15,625		Citizens Financial Group, Inc	553
597		City Holding Co	46
377		Civista Bancshares, Inc	8
498		CNB Financial Corp	14
359		Codorus Valley Bancorp, Inc	8
2,875		Columbia Banking System, Inc	106
1,738	*	Columbia Financial, Inc	27
5,413		Comerica, Inc	357
3,550	e	Commerce Bancshares, Inc	215
254		Commerce Union Bancshares, Inc	6
1,925		Community Bank System, Inc	119
837		Community Bankers Trust Corp	7
153		Community Financial Corp	5
651		Community Trust Bancorp, Inc	28
1,146		ConnectOne Bancorp, Inc	25
2,189		Cullen/Frost Bankers, Inc	194
1,005	*	Customers Bancorp, Inc	21
4,043		CVB Financial Corp	84
1,325		Dime Community Bancshares	28
1,035		Eagle Bancorp, Inc	46
5,381		East West Bancorp, Inc	238
192	*	Entegra Financial Corp	6
314		Enterprise Bancorp, Inc	9
828		Enterprise Financial Services Corp	34
402	*	Equity Bancshares, Inc	11
342		ESSA Bancorp, Inc	6
2,855		Essent Group Ltd	136
171		Evans Bancorp, Inc	6
356		Farmers & Merchants Bancorp, Inc	9
1,013		Farmers National Banc Corp	15
246		FB Financial Corp	9
384		Federal Agricultural Mortgage Corp (Class C)	31
25,884		Fifth Third Bancorp	709
527		Financial Institutions, Inc	16
1,088		First Bancorp (NC)	39
6,201		First Bancorp (Puerto Rico)	62
498		First Bancorp, Inc	14
322		First Bancshares, Inc	10
603		First Bank	7
1,476		First Busey Corp	37

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

360		First Business Financial Services, Inc	$9
226		First Citizens Bancshares, Inc (Class A)	107
3,678		First Commonwealth Financial Corp	49
680		First Community Bancshares, Inc	22
736		First Defiance Financial Corp	21
3,697		First Financial Bancorp	91
4,932		First Financial Bankshares, Inc	164
384		First Financial Corp	17
175		First Financial Northwest, Inc	3
1,098		First Foundation, Inc	17
162		First Guaranty Bancshares, Inc	4
4,467		First Hawaiian, Inc	119
11,602		First Horizon National Corp	188
228		First Internet Bancorp	5
951		First Interstate Bancsystem, Inc	38
1,580		First Merchants Corp	59
380		First Mid-Illinois Bancshares, Inc	13
3,920		First Midwest Bancorp, Inc	76
327		First Northwest Bancorp	6
862		First of Long Island Corp	20
5,668		First Republic Bank	548
890		Flagstar Bancorp, Inc	33
1,083		Flushing Financial Corp	22
9,554		FNB Corp	110
389		Franklin Financial Network, Inc	12
6,701		Fulton Financial Corp	108
903		German American Bancorp, Inc	29
2,999		Glacier Bancorp, Inc	121
412		Great Southern Bancorp, Inc	24
2,200		Great Western Bancorp, Inc	73
113		Greene County Bancorp, Inc	3
275		Guaranty Bancshares, Inc	8
3,385		Hancock Holding Co	130
1,297		Hanmi Financial Corp	24
728	*	HarborOne Northeast Bancorp, Inc	7
953		Heartland Financial USA, Inc	43
1,355		Heritage Commerce Corp	16
1,150		Heritage Financial Corp	31
2,919		Hilltop Holdings, Inc	70
57		Hingham Institution for Savings	11
238		Home Bancorp, Inc	9
6,066		Home Bancshares, Inc	114
698	*	HomeStreet, Inc	19
667		HomeTrust Bancshares, Inc	17
2,725		Hope Bancorp, Inc	39
1,209		Horizon Bancorp	21
323	*	Howard Bancorp, Inc	5
36,709		Huntington Bancshares, Inc	524
1,963		IBERIABANK Corp	148
1,238		Independent Bank Corp (MA)	92
863		Independent Bank Corp (MI)	18
1,089		Independent Bank Group, Inc	57
2,138		International Bancshares Corp	83
299		Investar Holding Corp	7
10,225		Investors Bancorp, Inc	116
110,969		JPMorgan Chase & Co	13,060
4,372		Kearny Financial Corp	57
36,059		Keycorp	643
1,629		Lakeland Bancorp, Inc	25
976		Lakeland Financial Corp	43
378		LCNB Corp	7
1,826		LegacyTexas Financial Group, Inc	80
287	*,e	LendingTree, Inc	89
833		Live Oak Bancshares, Inc	15
4,798		M&T Bank Corp	758
1,072		Macatawa Bank Corp	11
236	*	Malvern Bancorp, Inc	5
640		Mercantile Bank Corp	21

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

573		Merchants Bancorp	$10
1,997		Meridian Bancorp, Inc	37
1,035		Meta Financial Group, Inc	34
229	*	Metropolitan Bank Holding Corp	9
10,835		MGIC Investment Corp	136
582		Midland States Bancorp, Inc	15
406		MidWestOne Financial Group, Inc	12
280	*	Mr Cooper Group, Inc	3
213		MutualFirst Financial, Inc	7
984		National Bank Holdings Corp	34
257		National Bankshares, Inc	10
1,661		NBT Bancorp, Inc	61
14,827		New York Community Bancorp, Inc	186
301	*	Nicolet Bankshares, Inc	20
2,265	*	NMI Holdings, Inc	60
256		Northeast Bank	6
1,643		Northfield Bancorp, Inc	26
280		Northrim BanCorp, Inc	11
3,683		Northwest Bancshares, Inc	60
223		Norwood Financial Corp	7
1,583		OceanFirst Financial Corp	37
1,902		OFG Bancorp	42
160		Ohio Valley Banc Corp	6
361		Old Line Bancshares, Inc	11
4,858		Old National Bancorp	84
1,237		Old Second Bancorp, Inc	15
796		Opus Bank	17
568		Origin Bancorp, Inc	19
1,420		Oritani Financial Corp	25
297		Orrstown Financial Services, Inc	7
589	*	Pacific Mercantile Bancorp	4
1,516		Pacific Premier Bancorp, Inc	47
3,679		PacWest Bancorp	134
529		Park National Corp	50
198		Parke Bancorp, Inc	4
696		PCSB Financial Corp	14
642		Peapack Gladstone Financial Corp	18
221		Penns Woods Bancorp, Inc	10
575		PennyMac Financial Services, Inc	18
174		Peoples Bancorp of North Carolina, Inc	5
595		Peoples Bancorp, Inc	19
333		Peoples Financial Services Corp	15
12,117		People’s United Financial, Inc	189
521		People’s Utah Bancorp	15
2,763		Pinnacle Financial Partners, Inc	157
15,568		PNC Financial Services Group, Inc	2,182
3,359		Popular, Inc	182
510		Preferred Bank	27
471		Premier Financial Bancorp, Inc	8
2,586		Prosperity Bancshares, Inc	183
168	*	Provident Bancorp, Inc	4
2,502		Provident Financial Services, Inc	61
279		Prudential Bancorp, Inc	5
472		QCR Holdings, Inc	18
6,822		Radian Group, Inc	156
475		RBB Bancorp	9
37,362		Regions Financial Corp	591
1,629		Renasant Corp	57
364		Republic Bancorp, Inc (Class A)	16
1,873	*	Republic First Bancorp, Inc	8
671		Riverview Bancorp, Inc	5
1,349		S&T Bancorp, Inc	49
1,200		Sandy Spring Bancorp, Inc	40
1,542	*	Seacoast Banking Corp of Florida	39
1,876		ServisFirst Bancshares, Inc	62
497		Shore Bancshares, Inc	8
370		Sierra Bancorp	10
1,852		Signature Bank	221

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,996		Simmons First National Corp (Class A)	$75
275	*	SmartFinancial, Inc	6
1,240		South State Corp	93
228	*	Southern First Bancshares, Inc	9
231		Southern Missouri Bancorp, Inc	8
454		Southern National Bancorp of Virginia, Inc	7
1,068		Southside Bancshares, Inc	36
7,815		Sterling Bancorp/DE	157
922		Stock Yards Bancorp, Inc	34
394		Summit Financial Group, Inc	10
15,505		SunTrust Banks, Inc	1,067
1,944	*	SVB Financial Group	406
5,935		Synovus Financial Corp	212
5,787		TCF Financial Corp	220
286		Territorial Bancorp, Inc	8
1,428	*	Texas Capital Bancshares, Inc	78
1,044		TFS Financial Corp	19
1,514	*	The Bancorp, Inc	15
232		Timberland Bancorp, Inc	6
573		Tompkins Trustco, Inc	47
2,493		TowneBank	69
968		Trico Bancshares	35
943	*	Tristate Capital Holdings, Inc	20
657	*	Triumph Bancorp, Inc	21
3,358		Trustco Bank Corp NY	27
2,619		Trustmark Corp	89
1,796		UMB Financial Corp	116
8,613		Umpqua Holdings Corp	142
161		Union Bankshares, Inc	5
3,861		United Bankshares, Inc	146
2,711		United Community Banks, Inc	77
1,829		United Community Financial Corp	20
2,065		United Financial Bancorp, Inc	28
510		United Security Bancshares	5
266		Unity Bancorp, Inc	6
1,012		Univest Corp of Pennsylvania	26
50,045		US Bancorp	2,770
11,790		Valley National Bancorp	128
1,101		Veritex Holdings, Inc	27
1,098		Walker & Dunlop, Inc	61
2,531		Washington Federal, Inc	94
581		Washington Trust Bancorp, Inc	28
1,032		Waterstone Financial, Inc	18
3,586		Webster Financial Corp	168
138,597		Wells Fargo & Co	6,991
1,949		WesBanco, Inc	73
597		West Bancorporation, Inc	13
1,024	e	Westamerica Bancorporation	64
3,666		Western Alliance Bancorp	169
1,021		Western New England Bancorp, Inc	10
2,157		Wintrust Financial Corp	139
1,991		WSFS Financial Corp	88
7,024		Zions Bancorporation	313

		TOTAL BANKS	59,515

CAPITAL GOODS - 6.9%
19,594		3M Co	3,221
4,747		A.O. Smith Corp	226
1,275		Aaon, Inc	59
1,251		AAR Corp	52
2,301		Actuant Corp (Class A)	50
1,438		Acuity Brands, Inc	194
1,431		Advanced Drainage Systems, Inc	46
5,026	*	Aecom Technology Corp	189
1,316	*	Aegion Corp	28
2,671	*	Aerojet Rocketdyne Holdings, Inc	135
831	*	Aerovironment, Inc	45

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,151		AGCO Corp	$163
3,064		Air Lease Corp	128
1,259		Aircastle Ltd	28
374		Alamo Group, Inc	44
1,111		Albany International Corp (Class A)	100
3,351		Allegion plc	347
205		Allied Motion Technologies, Inc	7
3,855		Allison Transmission Holdings, Inc	181
2,253		Altra Holdings, Inc	62
909	*	Ameresco, Inc	15
568	*	American Woodmark Corp	51
7,670		Ametek, Inc	704
1,095		Apogee Enterprises, Inc	43
1,503		Applied Industrial Technologies, Inc	85
14,028		Arconic, Inc	365
1,955		Arcosa, Inc	67
555		Argan, Inc	22
822	*	Armstrong Flooring, Inc	5
1,735		Armstrong World Industries, Inc	168
823		Astec Industries, Inc	26
810	*	Astronics Corp	24
1,239	*	Atkore International Group, Inc	38
2,036	*	Axon Enterprise, Inc	116
1,059		AZZ, Inc	46
1,953		Barnes Group, Inc	101
2,363	*	Beacon Roofing Supply, Inc	79
1,933	*,e	Bloom Energy Corp	6
278	*	Blue Bird Corp	5
325	*,e	BlueLinx Holdings, Inc	11
2,534	*	BMC Stock Holdings, Inc	66
18,501		Boeing Co	7,039
1,640		Briggs & Stratton Corp	10
3,625	*	Builders FirstSource, Inc	75
3,398		BWX Technologies, Inc	194
883	e	Caesarstone Sdot-Yam Ltd	15
520	*	CAI International, Inc	11
2,023		Carlisle Cos, Inc	294
19,036		Caterpillar, Inc	2,404
1,264	*	Chart Industries, Inc	79
647	*	CIRCOR International, Inc	24
3,463	*,e	Colfax Corp	101
840		Columbus McKinnon Corp	31
1,470		Comfort Systems USA, Inc	65
945	*	Commercial Vehicle Group, Inc	7
1,524	*	Continental Building Products, Inc	42
1,570	*	Cornerstone Building Brands, Inc	9
1,769		Crane Co	143
554		CSW Industrials, Inc	38
1,041		Cubic Corp	73
5,253		Cummins, Inc	855
1,467		Curtiss-Wright Corp	190
11,168		Deere & Co	1,884
4,162		Donaldson Co, Inc	217
932		Douglas Dynamics, Inc	42
4,782		Dover Corp	476
485	*	Ducommun, Inc	21
567	*	DXP Enterprises, Inc	20
1,047	*	Dycom Industries, Inc	53
174		Eastern Co	4
14,572		Eaton Corp	1,212
1,960		EMCOR Group, Inc	169
21,213		Emerson Electric Co	1,418
840		Encore Wire Corp	47
648	*,e	Energous Corp	2
1,368	*,e	Energy Recovery, Inc	13
1,701		EnerSys	112
3,169	*	Enphase Energy, Inc	70
830		EnPro Industries, Inc	57

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

995		ESCO Technologies, Inc	$79
137		EVI Industries, Inc	4
2,773	*	Evoqua Water Technologies Corp	47
19,985		Fastenal Co	653
2,292		Federal Signal Corp	75
4,459		Flowserve Corp	208
4,949		Fluor Corp	95
10,244		Fortive Corp	702
5,005		Fortune Brands Home & Security, Inc	274
499	*	Foundation Building Materials, Inc	8
1,724		Franklin Electric Co, Inc	82
3,933	*	Gardner Denver Holdings, Inc	111
1,403	*,e	Gates Industrial Corp plc	14
1,474		GATX Corp	114
277	*	Gencor Industries, Inc	3
1,814	*	Generac Holdings, Inc	142
8,877		General Dynamics Corp	1,622
302,564		General Electric Co	2,705
1,244	*	Gibraltar Industries, Inc	57
922	*	GMS, Inc	26
678		Gorman-Rupp Co	24
5,750		Graco, Inc	265
1,261	e	GrafTech International Ltd	16
470		Graham Corp	9
1,755		Granite Construction, Inc	56
2,253	*	Great Lakes Dredge & Dock Corp	24
1,065		Greenbrier Cos, Inc	32
1,120		Griffon Corp	23
1,293		H&E Equipment Services, Inc	37
3,062	*	Harsco Corp	58
6,068	*	HD Supply Holdings, Inc	238
1,220		HEICO Corp	152
2,602		HEICO Corp (Class A)	253
922		Helios Technologies, Inc	37
981	*	Herc Holdings, Inc	46
3,102		Hexcel Corp	255
2,415		Hillenbrand, Inc	75
25,065		Honeywell International, Inc	4,241
1,854		Hubbell, Inc	244
1,297		Huntington Ingalls	275
316		Hurco Cos, Inc	10
404		Hyster-Yale Materials Handling, Inc	22
2,482		IDEX Corp	407
298	*	IES Holdings, Inc	6
11,270		Illinois Tool Works, Inc	1,764
8,223		Ingersoll-Rand plc	1,013
716		Insteel Industries, Inc	15
2,978		ITT, Inc	182
4,430		Jacobs Engineering Group, Inc	405
2,384	*	JELD-WEN Holding, Inc	46
1,200		John Bean Technologies Corp	119
27,826		Johnson Controls International plc	1,221
433		Kadant, Inc	38
1,040		Kaman Corp	62
3,108		Kennametal, Inc	96
2,746	*	Kratos Defense & Security Solutions, Inc	51
7,754		L3Harris Technologies, Inc	1,618
246	*	Lawson Products, Inc	10
306	*	LB Foster Co (Class A)	7
1,228		Lennox International, Inc	298
1,943		Lincoln Electric Holdings, Inc	169
408		Lindsay Corp	38
8,598		Lockheed Martin Corp	3,354
800		Luxfer Holdings PLC	12
674	*	Lydall, Inc	17
1,198	*	Manitowoc Co, Inc	15
10,437		Masco Corp	435
798	*	Masonite International Corp	46

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,069	*	Mastec, Inc	$134
2,076	e	Maxar Technologies, Inc	16
1,815	*	Mercury Systems, Inc	147
1,998	*	Meritor, Inc	37
1,823	*	Middleby Corp	213
1,678	*	Milacron Holdings Corp	28
446		Miller Industries, Inc	15
1,239		Moog, Inc (Class A)	101
3,470	*	MRC Global, Inc	42
1,382		MSC Industrial Direct Co (Class A)	100
2,210		Mueller Industries, Inc	63
6,011		Mueller Water Products, Inc (Class A)	68
639	*	MYR Group, Inc	20
206		National Presto Industries, Inc	18
1,911	*	Navistar International Corp	54
1,020		NN, Inc	7
1,902		Nordson Corp	278
5,504		Northrop Grumman Corp	2,063
371	*	Northwest Pipe Co	10
4,328	*	NOW, Inc	50
291	*	NV5 Holdings, Inc	20
6,241		nVent Electric plc	138
117		Omega Flex, Inc	12
2,481		Oshkosh Truck Corp	188
3,800		Owens Corning, Inc	240
11,537		PACCAR, Inc	808
4,456		Parker-Hannifin Corp	805
502	*	Parsons Corp	17
334	*	Patrick Industries, Inc	14
5,547		Pentair plc	210
1,847	*	PGT, Inc	32
7,340	*,e	Plug Power, Inc	19
416		Powell Industries, Inc	16
96		Preformed Line Products Co	5
1,452		Primoris Services Corp	28
1,003	*	Proto Labs, Inc	102
1,340		Quanex Building Products Corp	24
4,869		Quanta Services, Inc	184
1,477		Raven Industries, Inc	49
9,904		Raytheon Co	1,943
899	*	RBC Bearings, Inc	149
1,737		Regal-Beloit Corp	127
4,524	*	Resideo Technologies, Inc	65
432		REV Group, Inc	5
4,030	*	Rexnord Corp	109
4,258		Rockwell Automation, Inc	702
3,518		Roper Industries, Inc	1,255
1,200		Rush Enterprises, Inc (Class A)	46
257		Rush Enterprises, Inc (Class B)	10
5,726	*	Sensata Technologies Holding plc	287
1,581		Simpson Manufacturing Co, Inc	110
1,315	*	SiteOne Landscape Supply, Inc	97
1,793		Snap-On, Inc	281
3,569		Spirit Aerosystems Holdings, Inc (Class A)	294
1,707	*	SPX Corp	68
1,563	*	SPX FLOW, Inc	62
472		Standex International Corp	34
5,419		Stanley Black & Decker, Inc	783
1,004	*	Sterling Construction Co, Inc	13
3,212	*,e	Sunrun, Inc	54
1,233	*	Teledyne Technologies, Inc	397
647		Tennant Co	46
1,384		Terex Corp	36
967	*	Textainer Group Holdings Ltd	10
8,483		Textron, Inc	415
1,276	*	Thermon Group Holdings	29
2,010		Timken Co	87
1,841		Titan International, Inc	5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

784	*	Titan Machinery, Inc	$11
3,332		Toro Co	244
400	*	TPI Composites, Inc	8
1,681		TransDigm Group, Inc	875
2,304	*	Trex Co, Inc	210
1,789	*	Trimas Corp	55
3,773		Trinity Industries, Inc	74
1,667		Triton International Ltd	56
1,896		Triumph Group, Inc	43
1,399	*	Tutor Perini Corp	20
343	*	Twin Disc, Inc	4
2,718	*	United Rentals, Inc	339
28,196		United Technologies Corp	3,849
4,315	*	Univar, Inc	90
1,326		Universal Forest Products, Inc	53
582		Valmont Industries, Inc	81
455	*	Vectrus, Inc	18
419	*	Veritiv Corp	8
649	*	Vicor Corp	19
876	*,e	Vivint Solar, Inc	6
1,584		W.W. Grainger, Inc	471
2,295		Wabash National Corp	33
1,638	*	WABCO Holdings, Inc	219
6,434		Wabtec Corp	462
1,090		Watsco, Inc	184
880		Watts Water Technologies, Inc (Class A)	82
5,066	*	Welbilt, Inc	85
2,328	*	Wesco Aircraft Holdings, Inc	26
1,310	*	WESCO International, Inc	63
67	*	Willis Lease Finance Corp	4
1,151	*	Willscot Corp	18
1,753		Woodward Governor Co	189
6,229		Xylem, Inc	496

		TOTAL CAPITAL GOODS	72,010

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
2,170		ABM Industries, Inc	79
2,247	*	Acacia Research (Acacia Technologies)	6
4,335		ACCO Brands Corp	43
3,263	e	ADT, Inc	20
1,780	*	Advanced Disposal Services, Inc	58
274		Barrett Business Services, Inc	24
198		BG Staffing, Inc	4
1,868		Brady Corp (Class A)	99
511	*	BrightView Holdings, Inc	9
1,790		Brink’s Co	148
1,375	*	Casella Waste Systems, Inc (Class A)	59
2,160	*	CBIZ, Inc	51
948	*	Ceco Environmental Corp	7
814	*	Cimpress NV	107
2,857		Cintas Corp	766
2,053	*	Clean Harbors, Inc	158
6,856	*	Copart, Inc	551
1,260	*	CoStar Group, Inc	747
4,607		Covanta Holding Corp	80
364		CRA International, Inc	15
1,839		Deluxe Corp	90
1,051		Ennis, Inc	21
4,026		Equifax, Inc	566
1,994		Exponent, Inc	139
381	*	Forrester Research, Inc	12
419	*	Franklin Covey Co	15
1,309	*	FTI Consulting, Inc	139
494	*	GP Strategies Corp	6
2,765		Healthcare Services Group	67
711		Heidrick & Struggles International, Inc	19
555	*	Heritage-Crystal Clean, Inc	15

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,222		Herman Miller, Inc	$102
1,783		HNI Corp	63
896	*	Huron Consulting Group, Inc	55
5,073	*	IAA, Inc	212
707		ICF International, Inc	60
13,565	*	IHS Markit Ltd	907
1,756	*	Innerworkings, Inc	8
1,374		Insperity, Inc	136
2,401		Interface, Inc	35
5,073		KAR Auction Services, Inc	125
1,192		Kelly Services, Inc (Class A)	29
1,045		Kforce, Inc	40
1,392		Kimball International, Inc (Class B)	27
1,970		Knoll, Inc	50
1,994		Korn/Ferry International	77
2,161		Manpower, Inc	182
1,217		Matthews International Corp (Class A)	43
919		McGrath RentCorp	64
757	*	Mistras Group, Inc	12
1,705		Mobile Mini, Inc	63
1,290		MSA Safety, Inc	141
1,969		Navigant Consulting, Inc	55
12,951		Nielsen NV	275
563	*	NL Industries, Inc	2
1,977	*	On Assignment, Inc	124
7,274		Pitney Bowes, Inc	33
1,198		Quad Graphics, Inc	13
7,183		Republic Services, Inc	622
1,107		Resources Connection, Inc	19
3,920		Robert Half International, Inc	218
4,660		Rollins, Inc	159
2,868		RR Donnelley & Sons Co	11
672	*	SP Plus Corp	25
3,128		Steelcase, Inc (Class A)	58
2,666	*,e	Stericycle, Inc	136
461		Systemax, Inc	10
1,231	*	Team, Inc	22
2,101		Tetra Tech, Inc	182
6,346		TransUnion	515
1,603	*	TriNet Group, Inc	100
1,626	*	TrueBlue, Inc	34
592		Unifirst Corp	116
1,838	*	Upwork, Inc	24
844		US Ecology, Inc	54
5,484		Verisk Analytics, Inc	867
795		Viad Corp	53
340		VSE Corp	12
14,682		Waste Management, Inc	1,688
279	*	Willdan Group, Inc	10

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	11,988

CONSUMER DURABLES & APPAREL - 1.4%
821		Acushnet Holdings Corp	22
2,238	*	American Outdoor Brands Corp	13
383		Bassett Furniture Industries, Inc	6
1,140	*	Beazer Homes USA, Inc	17
2,639		Brunswick Corp	138
3,598		Callaway Golf Co	70
5,047	*	Capri Holdings Ltd	167
1,735		Carter’s, Inc	158
237	*	Cavco Industries, Inc	46
707	*	Century Communities, Inc	22
727		Clarus Corp	9
1,106		Columbia Sportswear Co	107
2,849	*	CROCS, Inc	79
447		Culp, Inc	7
1,015	*	Deckers Outdoor Corp	150

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

11,998		DR Horton, Inc	$632
458		Escalade, Inc	5
958		Ethan Allen Interiors, Inc	18
273		Flexsteel Industries, Inc	4
1,713	*	Fossil Group, Inc	21
5,134		Garmin Ltd	435
1,666	*	G-III Apparel Group Ltd	43
4,066	*,e	GoPro, Inc	21
992	*	Green Brick Partners, Inc	11
364		Hamilton Beach Brands Holding Co	6
12,390		Hanesbrands, Inc	190
3,939		Hasbro, Inc	468
789	*	Helen of Troy Ltd	124
438		Hooker Furniture Corp	9
845	*	Installed Building Products, Inc	48
1,024	*,e	iRobot Corp	63
232		Johnson Outdoors, Inc	14
3,347		KB Home	114
1,623		Kontoor Brands, Inc	57
1,887		La-Z-Boy, Inc	63
4,915		Leggett & Platt, Inc	201
631		Lennar Corp (B Shares)	28
10,479		Lennar Corp (Class A)	585
624	*,e	LGI Homes, Inc	52
362		Lifetime Brands, Inc	3
336	*,e	Lovesac Co	6
4,174	*	Lululemon Athletica, Inc	804
862	*	M/I Homes, Inc	32
776	*	Malibu Boats, Inc	24
441		Marine Products Corp	6
673	*	MasterCraft Boat Holdings, Inc	10
10,286	*,e	Mattel, Inc	117
1,794		MDC Holdings, Inc	77
1,156	*	Meritage Homes Corp	81
2,102	*	Mohawk Industries, Inc	261
638		Movado Group, Inc	16
182		Nacco Industries, Inc (Class A)	12
13,184		Newell Rubbermaid, Inc	247
43,133		Nike, Inc (Class B)	4,051
117	*	NVR, Inc	435
621		Oxford Industries, Inc	45
1,868		Polaris Industries, Inc	164
8,920		Pulte Homes, Inc	326
1,433	*,e	Purple Innovation, Inc	11
2,715		PVH Corp	240
1,797		Ralph Lauren Corp	172
2,895	*,e	Roku, Inc	295
4,672	*	Skechers U.S.A., Inc (Class A)	174
1,768		Skyline Corp	53
2,321	*	Sonos, Inc	31
3,457		Steven Madden Ltd	124
652		Sturm Ruger & Co, Inc	27
295		Superior Uniform Group, Inc	5
10,357		Tapestry, Inc	270
2,707	*	Taylor Morrison Home Corp	70
1,812	*	Tempur Sealy International, Inc	140
4,401		Toll Brothers, Inc	181
1,426	*	TopBuild Corp	138
3,938	*	TRI Pointe Homes, Inc	59
1,753		Tupperware Corp	28
5,744	*	Under Armour, Inc (Class A)	115
7,306	*	Under Armour, Inc (Class C)	132
700	*	Unifi, Inc	15
585	*	Universal Electronics, Inc	30
1,001	*	Vera Bradley, Inc	10
10,523		VF Corp	936
2,174	*	Vista Outdoor, Inc	13
2,108		Whirlpool Corp	334

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

889	*	William Lyon Homes, Inc	$18
3,662		Wolverine World Wide, Inc	103
466	*,e	YETI Holdings, Inc	13
1,093	*,e	Zagg, Inc	7

		TOTAL CONSUMER DURABLES & APPAREL	14,684

CONSUMER SERVICES - 2.4%
1,758	*	Adtalem Global Education, Inc	67
675	*	American Public Education, Inc	15
8,281		ARAMARK Holdings Corp	361
2,383		BBX Capital Corp	11
39	*	Biglari Holdings, Inc (B Shares)	4
817		BJ’s Restaurants, Inc	32
3,148		Bloomin’ Brands, Inc	60
3,239		Boyd Gaming Corp	78
1,976	*	Bright Horizons Family Solutions	301
1,545		Brinker International, Inc	66
19,402	*	Caesars Entertainment Corp	226
2,656	*	Career Education Corp	42
13,939		Carnival Corp	609
591		Carriage Services, Inc	12
1,345	*	Carrols Restaurant Group, Inc	11
761	*	Century Casinos, Inc	6
1,085	e	Cheesecake Factory	45
3,925	*	Chegg, Inc	118
904	*	Chipotle Mexican Grill, Inc (Class A)	760
891		Choice Hotels International, Inc	79
1,305		Churchill Downs, Inc	161
751	*	Chuy’s Holdings, Inc	19
521	e	Cracker Barrel Old Country Store, Inc	85
4,141		Darden Restaurants, Inc	490
1,638		Dave & Buster’s Entertainment, Inc	64
1,227	*	Del Taco Restaurants, Inc	13
2,646	*	Denny’s Corp	60
664		Dine Brands Global Inc.	50
1,413		Domino’s Pizza, Inc	346
2,096	*	Drive Shack, Inc	9
2,930		Dunkin Brands Group, Inc	233
809	*	El Pollo Loco Holdings, Inc	9
2,425	*,e	Eldorado Resorts, Inc	97
125	*,e	Empire Resorts, Inc	1
6,386		Extended Stay America, Inc	93
1,005	*	Fiesta Restaurant Group, Inc	10
2,998	*	frontdoor, Inc	146
412	*	Golden Entertainment, Inc	5
115		Graham Holdings Co	76
1,750	*	Grand Canyon Education, Inc	172
6,952		H&R Block, Inc	164
768	*	Habit Restaurants, Inc	7
3,588	*	Hilton Grand Vacations, Inc	115
9,836		Hilton Worldwide Holdings, Inc	916
4,089	*	Houghton Mifflin Harcourt Co	22
1,223		Hyatt Hotels Corp	90
4,144	e	International Game Technology plc	59
972		International Speedway Corp (Class A)	44
596	*	J Alexander’s Holdings, Inc	7
713		Jack in the Box, Inc	65
1,321	*	K12, Inc	35
12,052		Las Vegas Sands Corp	696
1,409	*	Laureate Education, Inc	23
608	*	Lindblad Expeditions Holdings, Inc	10
9,584		Marriott International, Inc (Class A)	1,192
1,536		Marriott Vacations Worldwide Corp	159
26,839		McDonald’s Corp	5,762
17,782		MGM Resorts International	493
388	*	Monarch Casino & Resort, Inc	16
133		Nathan’s Famous, Inc	10

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

400	*,e	Noodles & Co	$2
7,366	*	Norwegian Cruise Line Holdings Ltd	381
1,416	*	OneSpaWorld Holdings Ltd	22
1,063	e	Papa John’s International, Inc	56
4,241	*	Penn National Gaming, Inc	79
3,264	*	Planet Fitness, Inc	189
322	*	PlayAGS, Inc	3
946	*	Potbelly Corp	4
330		RCI Hospitality Holdings, Inc	7
638	*	Red Lion Hotels Corp	4
500	*	Red Robin Gourmet Burgers, Inc	17
2,623		Red Rock Resorts, Inc	53
1,367	*	Regis Corp	28
5,811		Royal Caribbean Cruises Ltd	629
1,174		Ruth’s Chris Steak House, Inc	24
1,968	*	Scientific Games Corp (Class A)	40
1,710	*	SeaWorld Entertainment, Inc	45
5,752		Service Corp International	275
4,718	*	ServiceMaster Global Holdings, Inc	264
841	*	Shake Shack, Inc	82
2,790		Six Flags Entertainment Corp	142
1,487	*	Sotheby’s (Class A)	85
41,769		Starbucks Corp	3,693
791		Strategic Education, Inc	107
2,599		Texas Roadhouse, Inc (Class A)	136
643		Twin River Worldwide Holdings Inc	15
1,434		Vail Resorts, Inc	326
7,240		Wendy’s	145
1,127		Wingstop, Inc	98
1,421	*	WW International Inc	54
3,769		Wyndham Destinations, Inc	173
3,184		Wyndham Hotels & Resorts, Inc	165
3,458		Wynn Resorts Ltd	376
12,807		Yum China Holdings, Inc	582
10,660		Yum! Brands, Inc	1,209

		TOTAL CONSUMER SERVICES	24,437

DIVERSIFIED FINANCIALS - 3.5%
1,578		Affiliated Managers Group, Inc	131
1,028		AG Mortgage Investment Trust	16
17,298		AGNC Investment Corp	278
13,932		Ally Financial, Inc	462
23,720		American Express Co	2,806
4,560		Ameriprise Financial, Inc	671
48,214		Annaly Capital Management, Inc	424
3,633		Anworth Mortgage Asset Corp	12
5,261	e	Apollo Commercial Real Estate Finance, Inc	101
1,014		Ares Commercial Real Estate Corp	15
2,272		Ares Management Corp	61
727	e	Arlington Asset Investment Corp (Class A)	4
2,063	*	ARMOUR Residential REIT, Inc	35
1,731		Artisan Partners Asset Management, Inc	49
269		Associated Capital Group, Inc	10
10,252		AXA Equitable Holdings, Inc	227
382		B. Riley Financial, Inc	9
1,284		Banco Latinoamericano de Exportaciones S.A. (Class E)	26
29,298		Bank of New York Mellon Corp	1,325
8,951		BGC Partners, Inc (Class A)	49
4,123		BlackRock, Inc	1,837
3,698	e	Blackstone Mortgage Trust, Inc	133
1,604	*	Blucora, Inc	35
2,164		Brightsphere Investment Group, Inc	21
2,523	*	Cannae Holdings, Inc	69
16,373		Capital One Financial Corp	1,490
3,681		Capstead Mortgage Corp	27
3,879		CBOE Global Markets, Inc	446
40,920		Charles Schwab Corp	1,712

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

412		Cherry Hill Mortgage Investment Corp	$5
5,258		Chimera Investment Corp	103
12,428		CME Group, Inc	2,627
853		Cohen & Steers, Inc	47
3,033		Colony Credit Real Estate, Inc	44
1,050	*	Cowen Group, Inc	16
369	*	Credit Acceptance Corp	170
334	*	Curo Group Holdings Corp	4
118		Diamond Hill Investment Group, Inc	16
10,961		Discover Financial Services	889
1,075	*	Donnelley Financial Solutions, Inc	13
620	e	Dynex Capital, Inc	9
8,363		E*TRADE Financial Corp	365
4,044		Eaton Vance Corp	182
588	*	Elevate Credit, Inc	2
630		Ellington Financial Inc	11
978	*,e	Encore Capital Group, Inc	33
1,226	*	Enova International, Inc	25
1,565		Evercore Partners, Inc (Class A)	125
1,443		Exantas Capital Corp	16
1,988	*	Ezcorp, Inc (Class A)	13
1,286		Factset Research Systems, Inc	312
3,795		Federated Investors, Inc (Class B)	123
5,062		FGL Holdings	40
1,501		FirstCash, Inc	138
570	*	Focus Financial Partners, Inc	14
9,827		Franklin Resources, Inc	284
1,532	e	Gain Capital Holdings, Inc	8
181		GAMCO Investors, Inc (Class A)	4
11,310		Goldman Sachs Group, Inc	2,344
1,667		Granite Point Mortgage Trust, Inc	31
416		Great Ajax Corp	6
1,775	*	Green Dot Corp	45
1,124		Greenhill & Co, Inc	15
1,284	e	GWG Holdings Inc	13
544		Hamilton Lane, Inc	31
836		Houlihan Lokey, Inc	38
2,624		Interactive Brokers Group, Inc (Class A)	141
19,241		IntercontinentalExchange Group, Inc	1,775
601	*	INTL FCStone, Inc	25
13,528		Invesco Ltd	229
4,487		Invesco Mortgage Capital, Inc	69
5,766		Janus Henderson Group plc	129
9,122		Jefferies Financial Group, Inc	168
419		KKR Real Estate Finance Trust, Inc	8
2,645		Ladder Capital Corp	46
5,033		Ladenburg Thalmann Financial Services, Inc	12
3,489		Lazard Ltd (Class A)	122
3,386		Legg Mason, Inc	129
2,490	*	LendingClub Corp	33
3,091		LPL Financial Holdings, Inc	253
1,277		MarketAxess Holdings, Inc	418
418		Marlin Business Services Corp	10
14,764		MFA Mortgage Investments, Inc	109
1,429		Moelis & Co	47
5,783		Moody’s Corp	1,184
41,565		Morgan Stanley	1,774
745		Morningstar, Inc	109
2,983		MSCI, Inc (Class A)	650
4,078		NASDAQ OMX Group, Inc	405
9,280		Navient Corp	119
763		Nelnet, Inc (Class A)	48
12,681		New Residential Investment Corp	199
4,058		New York Mortgage Trust, Inc	25
959	*,†	NewStar Financial, Inc	0	^
7,076		Northern Trust Corp	660
2,011	*	On Deck Capital, Inc	7
2,054		OneMain Holdings, Inc	75

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

448		Oppenheimer Holdings, Inc	$13
1,276	e	Orchid Island Capital, Inc	7
2,603		PennyMac Mortgage Investment Trust	58
896		Pico Holdings, Inc	9
553		Piper Jaffray Cos	42
727		PJT Partners, Inc	30
1,801	*	PRA Group, Inc	61
527		Pzena Investment Management, Inc (Class A)	5
4,512		Raymond James Financial, Inc	372
607		Ready Capital Corp	10
3,329		Redwood Trust, Inc	55
383	*	Regional Management Corp	11
8,535		S&P Global, Inc	2,091
808	*	Safeguard Scientifics, Inc	9
4,273		Santander Consumer USA Holdings, Inc	109
551		Sculptor Capital Management, Inc	11
4,429		SEI Investments Co	262
298		Silvercrest Asset Management Group, Inc	4
16,893		SLM Corp	149
9,293		Starwood Property Trust, Inc	225
13,446		State Street Corp	796
2,581		Stifel Financial Corp	148
23,047		Synchrony Financial	786
7,941		T Rowe Price Group, Inc	907
9,828		TD Ameritrade Holding Corp	459
427		TPG RE Finance Trust, Inc	8
9,511		Two Harbors Investment Corp	125
1,024	e	Virtu Financial, Inc	17
255		Virtus Investment Partners, Inc	28
5,048		Voya Financial, Inc	275
3,248	e	Waddell & Reed Financial, Inc (Class A)	56
1,589		Western Asset Mortgage Capital Corp	15
322		Westwood Holdings Group, Inc	9
4,611		WisdomTree Investments, Inc	24
229	*	World Acceptance Corp	29

		TOTAL DIVERSIFIED FINANCIALS	36,835

ENERGY - 4.2%
5,830	*	Abraxas Petroleum Corp	3
357		Amplify Energy Corp	2
7,981	e	Antero Midstream Corp	59
7,333	*	Antero Resources Corp	22
14,158		Apache Corp	362
2,927	*	Apergy Corp	79
550	e	Arch Coal, Inc	41
4,687		Archrock, Inc	47
985	*	Ardmore Shipping Corp	7
22,063		Baker Hughes a GE Co	512
1,669		Berry Petroleum Co LLC	16
784	*	Bonanza Creek Energy, Inc	18
1,777	*	C&J Energy Services, Inc	19
14,060		Cabot Oil & Gas Corp	247
812	*	Cactus, Inc	23
1,677	*,e	California Resources Corp	17
7,833	*,e	Callon Petroleum Co	34
2,286	*	Carrizo Oil & Gas, Inc	20
6,772	*	Centennial Resource Development, Inc	31
8,023	*	Cheniere Energy, Inc	506
35,989	*,e	Chesapeake Energy Corp	51
66,633		Chevron Corp	7,903
3,405		Cimarex Energy Co	163
5,167	*	Clean Energy Fuels Corp	11
6,042	*	CNX Resources Corp	44
7,124		Concho Resources, Inc	484
38,798		ConocoPhillips	2,211
1,096	*	CONSOL Energy, Inc	17
3,475	*	Continental Resources, Inc	107

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

665	*	Contura Energy Inc	$19
1,185	*,e	Covia Holdings Corp	2
612		CVR Energy, Inc	27
3,058		Delek US Holdings, Inc	111
15,050	*,e	Denbury Resources, Inc	18
14,642		Devon Energy Corp	352
2,870		DHT Holdings, Inc	18
2,618	*,e	Diamond Offshore Drilling, Inc	15
5,810		Diamondback Energy, Inc	522
535	e	DMC Global, Inc	23
1,163	*	Dorian LPG Ltd	12
1,470	*	Dril-Quip, Inc	74
384	*	Earthstone Energy, Inc	1
2,812	*,e	Energy Fuels, Inc	5
20,266		EOG Resources, Inc	1,504
9,818		EQT Corp	104
7,854		Equitrans Midstream Corp	114
891	*	Era Group, Inc	9
668		Evolution Petroleum Corp	4
1,256	*	Exterran Corp	16
4,719	*,e	Extraction Oil & Gas, Inc	14
147,692		Exxon Mobil Corp	10,428
2,612	*	Forum Energy Technologies, Inc	4
1,937	*	Frank’s International NV	9
744	*	FTS International, Inc	2
1,757		GasLog Ltd	23
3,789		Golar LNG Ltd	49
1,490		Green Plains Renewable Energy, Inc	16
1,746	*	Gulfport Energy Corp	5
557		Hallador Energy Co	2
31,721		Halliburton Co	598
5,378	*	Helix Energy Solutions Group, Inc	43
3,077		Helmerich & Payne, Inc	123
9,277		Hess Corp	561
2,221	*	HighPoint Resources Corp	3
5,312		HollyFrontier Corp	285
1,312	*	Independence Contract Drilling, Inc	2
1,110	*	International Seaways, Inc	21
30	*	Isramco, Inc	4
1,195	*,e	Jagged Peak Energy, Inc	9
1,187	*	Keane Group, Inc	7
67,937		Kinder Morgan, Inc	1,400
641	*	KLX Energy Services Holdings, Inc	6
12,787		Kosmos Energy Ltd	80
6,373	*	Laredo Petroleum Holdings, Inc	15
394	e	Liberty Oilfield Services, Inc	4
3,546	*,e	Magnolia Oil & Gas Corp	39
275		Mammoth Energy Services, Inc	1
29,487		Marathon Oil Corp	362
23,241		Marathon Petroleum Corp	1,412
3,403	*	Matador Resources Co	56
1,193	*	Matrix Service Co	20
219	*,e	Montage Resources Corp	1
6,404		Murphy Oil Corp	142
11,900		Nabors Industries Ltd	22
14,486		National Oilwell Varco, Inc	307
561	*	Natural Gas Services Group, Inc	7
410	*	NCS Multistage Holdings, Inc	1
3,366	*	Newpark Resources, Inc	26
250	*	Nine Energy Service, Inc	2
9,079	*,e	Noble Corp plc	11
17,812		Noble Energy, Inc	400
3,925	e	Nordic American Tanker Shipping	8
3,920	*,e	Northern Oil And Gas, Inc	8
9,279	*	Oasis Petroleum, Inc	32
31,954		Occidental Petroleum Corp	1,421
3,828	*	Oceaneering International, Inc	52
2,073	*	Oil States International, Inc	28

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

14,162		ONEOK, Inc	$1,044
836	*	Overseas Shipholding Group, Inc	1
1,047	*,e	Pacific Drilling SA	4
648		Panhandle Oil and Gas, Inc (Class A)	9
1,291	*	Par Pacific Holdings, Inc	29
9,019		Parsley Energy, Inc	151
8,122		Patterson-UTI Energy, Inc	69
4,259		PBF Energy, Inc	116
2,579	*	PDC Energy, Inc	72
2,971		Peabody Energy Corp	44
544	*	Penn Virginia Corp	16
15,697		Phillips 66	1,607
5,975		Pioneer Natural Resources Co	751
76	*	PrimeEnergy Corp	9
2,609	*	ProPetro Holding Corp	24
5,495		Questar Market Resources, Inc	20
7,038	e	Range Resources Corp	27
1,467	*	Renewable Energy Group, Inc	22
234	*	Rex American Resources Corp	18
611	*	RigNet, Inc	5
1,749	*	Ring Energy, Inc	3
2,256	e	RPC, Inc	13
1,269	*	SandRidge Energy, Inc	6
49,115		Schlumberger Ltd	1,678
679		Scorpio Tankers, Inc	20
617	*	SEACOR Holdings, Inc	29
629	*	SEACOR Marine Holdings, Inc	8
351	*	Select Energy Services, Inc	3
2,570		SemGroup Corp	42
2,365		Ship Finance International Ltd	33
253	*	SilverBow Resources, Inc	2
4,345		SM Energy Co	42
801	*,e	Smart Sand, Inc	2
369	e	Solaris Oilfield Infrastructure, Inc	5
3,565	*,e	Southwestern Energy Co	7
7,633	*	SRC Energy, Inc	36
749	*	Talos Energy, Inc	15
7,616		Targa Resources Investments, Inc	306
2,010	e	Teekay Corp	8
3,273		Teekay Tankers Ltd (Class A)	4
2,116	*,e	Tellurian, Inc	18
3,896	*	Tetra Technologies, Inc	8
878	*	Tidewater, Inc	13
18,540	*,e	Transocean Ltd (NYSE)	83
1,986	*	Unit Corp	7
5,127	*,e	Uranium Energy Corp	5
3,143	e	US Silica Holdings, Inc	30
14,743		Valero Energy Corp	1,257
3,587	*	W&T Offshore, Inc	16
3,512	*,e	Whiting Petroleum Corp	28
42,552		Williams Cos, Inc	1,024
2,651		World Fuel Services Corp	106
15,377	*	WPX Energy, Inc	163

		TOTAL ENERGY	43,135

FOOD & STAPLES RETAILING - 1.4%
1,108		Andersons, Inc	25
1,203		Casey’s General Stores, Inc	194
776	*	Chefs’ Warehouse Holdings, Inc	31
15,290		Costco Wholesale Corp	4,405
555		Ingles Markets, Inc (Class A)	22
28,104		Kroger Co	725
345	*	Natural Grocers by Vitamin C	3
2,973	*	Performance Food Group Co	137
820		Pricesmart, Inc	58
1,730	*,e	Rite Aid Corp	12
957		Spartan Stores, Inc	11

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,309	*	Sprouts Farmers Market, Inc	$83
16,709		Sysco Corp	1,327
2,032	*	United Natural Foods, Inc	23
7,566	*	US Foods Holding Corp	311
292		Village Super Market (Class A)	8
26,646		Walgreens Boots Alliance, Inc	1,474
48,995		Walmart, Inc	5,815
313		Weis Markets, Inc	12

		TOTAL FOOD & STAPLES RETAILING	14,676

FOOD, BEVERAGE & TOBACCO - 3.5%
4,215	*,e	22nd Century Group, Inc	10
135		Alico, Inc	5
65,583		Altria Group, Inc	2,682
18,871		Archer Daniels Midland Co	775
2,508	e	B&G Foods, Inc (Class A)	47
344	*,e	Beyond Meat, Inc	51
266	*	Boston Beer Co, Inc (Class A)	97
347	*	Bridgford Foods Corp	11
1,291		Brown-Forman Corp (Class A)	77
5,508		Brown-Forman Corp (Class B)	346
4,825		Bunge Ltd	273
583		Calavo Growers, Inc	56
1,263		Cal-Maine Foods, Inc	50
6,056	e	Campbell Soup Co	284
185		Coca-Cola Bottling Co Consolidated	56
133,860		Coca-Cola Co	7,287
16,363		ConAgra Brands, Inc	502
5,499		Constellation Brands, Inc (Class A)	1,140
418	*	Craft Brewers Alliance, Inc	3
6,364	*	Darling International, Inc	122
3,513	e	Dean Foods Co	4
288	*	Farmer Bros Co	4
5,653		Flowers Foods, Inc	131
1,315		Fresh Del Monte Produce, Inc	45
901	*	Freshpet, Inc	45
20,983		General Mills, Inc	1,157
3,970	*	Hain Celestial Group, Inc	85
4,915		Hershey Co	762
9,328		Hormel Foods Corp	408
3,112	*	Hostess Brands, Inc	44
2,304		Ingredion, Inc	188
585	e	J&J Snack Foods Corp	112
3,719		J.M. Smucker Co	409
368		John B. Sanfilippo & Son, Inc	36
8,945		Kellogg Co	576
7,218		Keurig Dr Pepper, Inc	197
21,333		Kraft Heinz Co	596
5,006		Lamb Weston Holdings, Inc	364
621		Lancaster Colony Corp	86
1,056	*	Landec Corp	12
443		Limoneira Co	8
4,255		McCormick & Co, Inc	665
476	e	MGP Ingredients, Inc	24
6,197		Molson Coors Brewing Co (Class B)	356
49,769		Mondelez International, Inc	2,753
13,664	*	Monster Beverage Corp	793
457	e	National Beverage Corp	20
49,051		PepsiCo, Inc	6,725
54,301		Philip Morris International, Inc	4,123
2,078	*	Pilgrim’s Pride Corp	67
2,255	*	Post Holdings, Inc	239
845	*	Primo Water Corp	10
787		Sanderson Farms, Inc	119
10		Seaboard Corp	44
365	*	Seneca Foods Corp	11
2,221	*	Simply Good Foods Co	64

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

335		Tootsie Roll Industries, Inc	$12
2,158	*	TreeHouse Foods, Inc	120
183	e	Turning Point Brands, Inc	4
10,319		Tyson Foods, Inc (Class A)	889
917		Universal Corp	50
3,397		Vector Group Ltd	40

		TOTAL FOOD, BEVERAGE & TOBACCO	36,271

HEALTH CARE EQUIPMENT & SERVICES - 6.0%
60,055		Abbott Laboratories	5,025
1,565	*	Abiomed, Inc	278
3,023	*	Acadia Healthcare Co, Inc	94
3,073	*	Accuray, Inc	9
255	*	Addus HomeCare Corp	20
2,799	*	Align Technology, Inc	506
7,075	*	Allscripts Healthcare Solutions, Inc	78
2,458	*	Alphatec Holdings Inc	12
1,103	*	Amedisys, Inc	144
368	*	American Renal Associates Holdings, Inc	2
5,567		AmerisourceBergen Corp	458
1,159	*	AMN Healthcare Services, Inc	67
1,310	*	Angiodynamics, Inc	24
5,621	*	Antares Pharma, Inc	19
9,002		Anthem, Inc	2,161
912	*,e	Apollo Medical Holdings, Inc	16
1,701	*	Apyx Medical Corp	12
1,229	*	AtriCure, Inc	31
55		Atrion Corp	43
1,812	*	Avanos Medical, Inc	68
1,009	*	AxoGen, Inc	13
542	*,e	Axonics Modulation Technologies, Inc	15
16,710		Baxter International, Inc	1,462
9,281		Becton Dickinson & Co	2,348
1,145	*	BioSig Technologies Inc	9
1,148	*	BioTelemetry, Inc	47
48,630	*	Boston Scientific Corp	1,979
7,134	*	Brookdale Senior Living, Inc	54
1,418		Cantel Medical Corp	106
10,808		Cardinal Health, Inc	510
1,207	*	Cardiovascular Systems, Inc	57
2,441	*	Castlight Health, Inc	3
539	*,e	Catasys Inc	8
14,606	*	Centene Corp	632
10,993		Cerner Corp	749
4,212	*	Cerus Corp	22
1,464	*	Change Healthcare, Inc	18
511		Chemed Corp	213
13,105		Cigna Corp	1,989
481		Computer Programs & Systems, Inc	11
2,605	*,e	ConforMIS, Inc	5
1,071		Conmed Corp	103
1,710		Cooper Cos, Inc	508
3,268	*	Corindus Vascular Robotics, Inc	14
368	*	Corvel Corp	28
2,274	*	Covetrus, Inc	27
1,273	*	Cross Country Healthcare, Inc	13
1,250	*	CryoLife, Inc	34
917	*,e	CryoPort, Inc	15
593	*	Cutera, Inc	17
45,478		CVS Health Corp	2,868
1,039	*,e	CytoSorbents Corp	5
22,384		Danaher Corp	3,233
4,837	*	DaVita, Inc	276
7,876		Dentsply Sirona, Inc	420
3,127	*	DexCom, Inc	467
1,886	*	Diplomat Pharmacy, Inc	9
7,307	*	Edwards Lifesciences Corp	1,607

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,477		Encompass Health Corp	$220
1,885		Ensign Group, Inc	89
1,556	*	Enzo Biochem, Inc	6
2,484	*	Evolent Health, Inc	18
1,393	*	Genesis Health Care, Inc	2
1,865	*	GenMark Diagnostics, Inc	11
1,112	*,e	Glaukos Corp	69
2,762	*	Globus Medical, Inc	141
1,211	*	Guardant Health, Inc	77
1,656	*	Haemonetics Corp	209
1,155	*	Hanger Orthopedic Group, Inc	24
9,452		HCA Healthcare, Inc	1,138
1,932	*	HealthEquity, Inc	110
1,071		HealthStream, Inc	28
5,175	*	Henry Schein, Inc	329
236	*	Heska Corp	17
2,532		Hill-Rom Holdings, Inc	266
3,262	*	HMS Holdings Corp	112
9,576	*	Hologic, Inc	483
4,792		Humana, Inc	1,225
588	*,e	ICU Medical, Inc	94
3,029	*	IDEXX Laboratories, Inc	824
672	*	Inogen, Inc	32
2,425	*,e	Inovalon Holdings, Inc	40
468	*	Inspire Medical Systems, Inc	29
2,057	*	Insulet Corp	339
935	*	Integer Holding Corp	71
2,413	*	Integra LifeSciences Holdings Corp	145
222	*	IntriCon Corp	4
4,031	*	Intuitive Surgical, Inc	2,176
1,260		Invacare Corp	9
878	*	iRhythm Technologies, Inc	65
574	*	Joint Corp	11
3,540	*	Laboratory Corp of America Holdings	595
982	*	Lantheus Holdings, Inc	25
562		LeMaitre Vascular, Inc	19
1,045	*	LHC Group, Inc	119
1,646	*	LivaNova plc	121
735	*	Magellan Health Services, Inc	46
1,746	*	Masimo Corp	260
6,458		McKesson Corp	883
2,192	*	Medidata Solutions, Inc	201
2,494	*	MEDNAX, Inc	56
46,803		Medtronic plc	5,084
1,637		Meridian Bioscience, Inc	16
1,836	*	Merit Medical Systems, Inc	56
126	e	Mesa Laboratories, Inc	30
402	*	Misonix Inc	8
2,279	*	Molina Healthcare, Inc	250
212		National Healthcare Corp	17
357		National Research Corp	21
1,257	*	Natus Medical, Inc	40
1,932	*	Neogen Corp	132
839	*	Neuronetics, Inc	7
1,074	*	Nevro Corp	92
1,960	*	NextGen Healthcare, Inc	31
2,979	*	Novocure Ltd	223
1,937	*	NuVasive, Inc	123
1,384	*	Omnicell, Inc	100
681	*,e	OptimizeRx Corp	10
4,529	*	Option Care Health, Inc	14
2,181	*	OraSure Technologies, Inc	16
679	*	Orthofix International NV	36
225	*	OrthoPediatrics Corp	8
2,343		Owens & Minor, Inc	14
3,229		Patterson Cos, Inc	58
1,140	*,e	Penumbra, Inc	153
275	*,e	PetIQ, Inc	7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,594	*	Premier, Inc	$46
495	*	Providence Service Corp	29
356	*,e	Pulse Biosciences, Inc	5
4,567		Quest Diagnostics, Inc	489
1,084	*	Quidel Corp	66
3,887	*	R1 RCM, Inc	35
1,510	*	RadNet, Inc	22
5,009		Resmed, Inc	677
1,891	*,e	Rockwell Medical, Inc	5
2,673	*	RTI Biologics, Inc	8
640	*	SeaSpine Holdings Corp	8
4,065	*	Select Medical Holdings Corp	67
2,436	*,e	Senseonics Holdings, Inc	2
278	*	SI-BONE, Inc	5
549	*	Sientra, Inc	4
361	*	Silk Road Medical Inc	12
414		Simulations Plus, Inc	14
1,741	*	Staar Surgical Co	45
2,985		STERIS plc	431
11,903		Stryker Corp	2,575
643	*,e	Surgery Partners, Inc	5
516	*	SurModics, Inc	24
350	*,e	Tabula Rasa HealthCare, Inc	19
357	*	Tactile Systems Technology, Inc	15
1,948	*	Tandem Diabetes Care, Inc	115
2,089	*,e	Teladoc, Inc	141
1,575		Teleflex, Inc	535
3,172	*	Tenet Healthcare Corp	70
1,669	*,e	Tivity Health, Inc	28
5,738	*	TransEnterix, Inc	4
996	*	Triple-S Management Corp (Class B)	13
33,016		UnitedHealth Group, Inc	7,175
2,819		Universal Health Services, Inc (Class B)	419
468		US Physical Therapy, Inc	61
149		Utah Medical Products, Inc	14
1,492	*	Varex Imaging Corp	43
3,205	*	Varian Medical Systems, Inc	382
4,450	*	Veeva Systems, Inc	679
2,437	*,e	ViewRay, Inc	7
1,082	*,e	Vocera Communications, Inc	27
1,680	*	WellCare Health Plans, Inc	435
2,428		West Pharmaceutical Services, Inc	344
4,098	*	Wright Medical Group NV	85
7,276		Zimmer Biomet Holdings, Inc	999
953	e	Zynex Inc	9

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	62,438

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
400	*	Central Garden & Pet Co	12
1,366	*	Central Garden and Pet Co (Class A)	38
8,641		Church & Dwight Co, Inc	650
4,461		Clorox Co	678
29,054		Colgate-Palmolive Co	2,136
10,208		Coty, Inc	107
1,561	*	Edgewell Personal Care Co	51
812	*	elf Beauty, Inc	14
2,362	e	Energizer Holdings, Inc	103
7,365		Estee Lauder Cos (Class A)	1,465
3,725	*	Herbalife Ltd	141
735		Inter Parfums, Inc	51
11,757		Kimberly-Clark Corp	1,670
385		Medifast, Inc	40
537	*	Nature’s Sunshine Products, Inc	4
2,034		Nu Skin Enterprises, Inc (Class A)	87
255		Oil-Dri Corp of America	9
86,213		Procter & Gamble Co	10,723
480	*,e	Revlon, Inc (Class A)	11

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,309	h	Spectrum Brands Holdings, Inc	$69
426	*	USANA Health Sciences, Inc	29
538		WD-40 Co	99

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	18,187

INSURANCE - 4.1%
25,294		Aflac, Inc	1,323
479	*	Alleghany Corp	382
11,380		Allstate Corp	1,237
1,747	*	AMBAC Financial Group, Inc	34
2,083		American Equity Investment Life Holding Co	50
2,360		American Financial Group, Inc	255
30,801		American International Group, Inc	1,716
41		American National Insurance Co	5
751		Amerisafe, Inc	50
8,185		Aon plc	1,584
13,267	*	Arch Capital Group Ltd	557
1,294		Argo Group International Holdings Ltd	91
6,208		Arthur J. Gallagher & Co	556
2,172		Assurant, Inc	273
3,382		Assured Guaranty Ltd	150
4,569	*	Athene Holding Ltd	192
2,754		Axis Capital Holdings Ltd	184
68,277	*	Berkshire Hathaway, Inc (Class B)	14,203
3,589	*	Brighthouse Financial, Inc	145
7,851		Brown & Brown, Inc	283
15,830		Chubb Ltd	2,556
5,432		Cincinnati Financial Corp	634
2,162	*,e	Citizens, Inc (Class A)	15
758		CNA Financial Corp	37
6,647		Conseco, Inc	105
406		Donegal Group, Inc (Class A)	6
746	*	eHealth, Inc	50
1,239		Employers Holdings, Inc	54
437	*	Enstar Group Ltd	83
983		Erie Indemnity Co (Class A)	182
1,321		Everest Re Group Ltd	352
371		FBL Financial Group, Inc (Class A)	22
485		FedNat Holding Co	7
3,673		First American Financial Corp	217
9,345		FNF Group	415
19,503	*	Genworth Financial, Inc (Class A)	86
328		Global Indemnity Ltd	8
3,529		Globe Life, Inc	338
345	e	Goosehead Insurance, Inc	17
621	*	Greenlight Capital Re Ltd (Class A)	7
368	*	Hallmark Financial Services	7
1,392		Hanover Insurance Group, Inc	189
12,189		Hartford Financial Services Group, Inc	739
290		HCI Group, Inc	12
443	*,e	Health Insurance Innovations, Inc	11
1,074		Heritage Insurance Holdings, Inc	16
1,591		Horace Mann Educators Corp	74
345		Independence Holding Co	13
62		Investors Title Co	10
646		James River Group Holdings Ltd	33
2,010		Kemper Corp	157
566		Kinsale Capital Group, Inc	58
6,774		Lincoln National Corp	409
8,744		Loews Corp	450
454	*	Markel Corp	537
17,745		Marsh & McLennan Cos, Inc	1,775
4,904	*	MBIA, Inc	45
1,072		Mercury General Corp	60
27,551		Metlife, Inc	1,299
1,991		National General Holdings Corp	46
92		National Western Life Group, Inc	25

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

394	*	NI Holdings, Inc	$7
10,495		Old Republic International Corp	247
1,513		Primerica, Inc	192
9,794		Principal Financial Group	560
1,956		ProAssurance Corp	79
20,293		Progressive Corp	1,568
422		Protective Insurance Corp	7
14,196		Prudential Financial, Inc	1,277
2,140		Reinsurance Group of America, Inc (Class A)	342
1,379		RenaissanceRe Holdings Ltd	267
1,544		RLI Corp	143
591		Safety Insurance Group, Inc	60
2,223		Selective Insurance Group, Inc	167
630		State Auto Financial Corp	20
815		Stewart Information Services Corp	32
2,745	*	Third Point Reinsurance Ltd	27
1,255		Tiptree Financial, Inc	9
8,973		Travelers Cos, Inc	1,334
855	*,e	Trupanion, Inc	22
844		United Fire & Casualty Co	40
739		United Insurance Holdings Corp	10
1,340		Universal Insurance Holdings, Inc	40
6,435		UnumProvident Corp	191
4,811		W.R. Berkley Corp	347
615	*,e	Watford Holdings Ltd	17
124		White Mountains Insurance Group Ltd	134
4,518		Willis Towers Watson plc	872

		TOTAL INSURANCE	42,437

MATERIALS - 2.9%
788	e	Advanced Emissions Solutions, Inc	12
1,237	*	AdvanSix, Inc	32
7,640		Air Products & Chemicals, Inc	1,695
447	*,e	AK Steel Holding Corp	1
3,442	e	Albemarle Corp	239
6,581	*	Alcoa Corp	132
4,202	*	Allegheny Technologies, Inc	85
1,143		American Vanguard Corp	18
1,996		Aptargroup, Inc	236
716		Ardagh Group S.A.	11
2,222		Ashland Global Holdings, Inc	171
2,946		Avery Dennison Corp	335
7,111	*	Axalta Coating Systems Ltd	214
1,227		Balchem Corp	122
11,793		Ball Corp	859
4,805	*	Berry Global Group, Inc	189
1,581		Boise Cascade Co	52
1,693		Cabot Corp	77
1,812		Carpenter Technology Corp	94
4,234		Celanese Corp (Series A)	518
1,952	*	Century Aluminum Co	13
7,779		CF Industries Holdings, Inc	383
284		Chase Corp	31
4,079		Chemours Co	61
623	*	Clearwater Paper Corp	13
9,437	e	Cleveland-Cliffs, Inc	68
6,825	*	Coeur Mining, Inc	33
4,501		Commercial Metals Co	78
1,251		Compass Minerals International, Inc	71
26,802		Corteva, Inc	750
4,304	*	Crown Holdings, Inc	284
2,440		Domtar Corp	87
26,245		Dow, Inc	1,251
26,356		DuPont de Nemours, Inc	1,879
1,609		Eagle Materials, Inc	145
4,801		Eastman Chemical Co	354
8,787		Ecolab, Inc	1,740

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

8,571	*	Element Solutions, Inc	$87
3,191	*	Ferro Corp	38
2,943	*,†	Ferroglobe plc	0
2,151	*	Flotek Industries, Inc	5
4,704		FMC Corp	412
657	*	Forterra, Inc	5
51,409		Freeport-McMoRan Copper & Gold, Inc (Class B)	492
954		FutureFuel Corp	11
2,797	*	GCP Applied Technologies, Inc	54
2,189	*	Gold Resource Corp	7
12,219		Graphic Packaging Holding Co	180
985		Greif, Inc (Class A)	37
203		Greif, Inc (Class B)	9
1,961		H.B. Fuller Co	91
377		Hawkins, Inc	16
501		Haynes International, Inc	18
17,634		Hecla Mining Co	31
6,401		Huntsman Corp	149
1,659	*	Ingevity Corp	141
803		Innophos Holdings, Inc	26
974		Innospec, Inc	87
3,776	e	International Flavors & Fragrances, Inc	463
14,145		International Paper Co	592
3,628	*	Intrepid Potash, Inc	12
656		Kaiser Aluminum Corp	65
850	*	Koppers Holdings, Inc	25
99	*	Kraton Polymers LLC	3
893		Kronos Worldwide, Inc	11
18,898		Linde plc	3,661
830	*	Livent Corp	6
4,359		Louisiana-Pacific Corp	107
901	*	LSB Industries, Inc	5
9,293		LyondellBasell Industries AF S.C.A	831
2,142		Martin Marietta Materials, Inc	587
774		Materion Corp	48
1,370		Minerals Technologies, Inc	73
12,629		Mosaic Co	259
871		Myers Industries, Inc	15
642		Neenah Paper, Inc	42
209		NewMarket Corp	99
28,648		Newmont Mining Corp	1,086
8,146	*	Novagold Resources Inc	49
10,170		Nucor Corp	518
4,718		Olin Corp	88
395		Olympic Steel, Inc	6
1,779	*	Omnova Solutions, Inc	18
2,087	*	Orion Engineered Carbons SA	35
5,702		Owens-Illinois, Inc	59
3,168		Packaging Corp of America	336
1,827		PH Glatfelter Co	28
3,172		PolyOne Corp	104
8,059		PPG Industries, Inc	955
890	*	PQ Group Holdings, Inc	14
510		Quaker Chemical Corp	81
1,744		Rayonier Advanced Materials, Inc	8
2,210		Reliance Steel & Aluminum Co	220
2,154		Royal Gold, Inc	265
4,331		RPM International, Inc	298
592	*	Ryerson Holding Corp	5
1,051		Schnitzer Steel Industries, Inc (Class A)	22
1,182		Schweitzer-Mauduit International, Inc	44
1,290		Scotts Miracle-Gro Co (Class A)	131
5,274		Sealed Air Corp	219
1,576		Sensient Technologies Corp	108
2,936		Sherwin-Williams Co	1,614
2,434		Silgan Holdings, Inc	73
3,066		Sonoco Products Co	178
2,254		Southern Copper Corp (NY)	77

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,498		Steel Dynamics, Inc	$223
775		Stepan Co	75
4,288	*	Summit Materials, Inc	95
2,524	*	SunCoke Energy, Inc	14
1,535	*	TimkenSteel Corp	10
970	*	Trecora Resources	9
1,164		Tredegar Corp	23
1,292		Trinseo S.A.	55
2,505		Tronox Holdings plc	21
226	*	UFP Technologies, Inc	9
66		United States Lime & Minerals, Inc	5
5,177	e	United States Steel Corp	60
577	*	US Concrete, Inc	32
882		Valhi, Inc	2
7,329		Valvoline, Inc	161
1,233	*	Verso Corp	15
4,645		Vulcan Materials Co	703
1,812		Warrior Met Coal, Inc	35
1,396		Westlake Chemical Corp	91
9,287		WestRock Co	339
1,742	*	Worthington Industries, Inc	63
2,080		WR Grace and Co	139

		TOTAL MATERIALS	29,951

MEDIA & ENTERTAINMENT - 7.3%
26,723		Activision Blizzard, Inc	1,414
10,447	*	Alphabet, Inc (Class A)	12,757
10,605	*	Alphabet, Inc (Class C)	12,927
11,632	*	Altice USA, Inc	334
2,111	e	AMC Entertainment Holdings, Inc	23
1,592	*	AMC Networks, Inc	78
154		Cable One, Inc	193
477	*,e	Cardlytics, Inc	16
534	*	Care.com, Inc	6
1,803	*,e	Cargurus, Inc	56
2,801	*	Cars.com, Inc	25
11,700		CBS Corp (Class B)	472
3,461	*	Central European Media Enterprises Ltd (Class A) (NASDAQ)	16
5,568	*	Charter Communications, Inc	2,295
4,142		Cinemark Holdings, Inc	160
1,723	*	Clear Channel	4
157,182		Comcast Corp (Class A)	7,086
46	*,e	Daily Journal Corp	11
4,788	*,e	Discovery, Inc (Class A)	128
12,786	*	Discovery, Inc (Class C)	315
8,152	*	DISH Network Corp (Class A)	278
10,321	*	Electronic Arts, Inc	1,010
568		Emerald Expositions Events, Inc	6
4,712		Entercom Communications Corp (Class A)	16
2,637		Entravision Communications Corp (Class A)	8
798	*,e	Eros International plc	2
1,282	*	Eventbrite Inc	23
826	*	EverQuote Inc	18
2,274		EW Scripps Co (Class A)	30
83,409	*	Facebook, Inc	14,853
2,575	*	Fluent, Inc	7
11,751		Fox Corp (Class A)	371
4,988		Fox Corp (Class B)	157
4,415		Gannett Co, Inc	47
3,746	*	GCI Liberty, Inc	233
4,064	*	Glu Mobile, Inc	20
2,680	*	Gray Television, Inc	44
557	*	Grocery Outlet Holding Corp	19
408	*	Hemisphere Media Group, Inc	5
2,589	*	IAC/InterActiveCorp	564
2,264	*	Imax Corp	50
13,511		Interpublic Group of Cos, Inc	291

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,634		John Wiley & Sons, Inc (Class A)	$72
428	*	Liberty Braves Group (Class A)	12
1,434	*	Liberty Braves Group (Class C)	40
661	*	Liberty Broadband Corp (Class A)	69
3,671	*	Liberty Broadband Corp (Class C)	384
1,581	*	Liberty Latin America Ltd (Class A)	27
4,170	*	Liberty Latin America Ltd (Class C)	71
998	*	Liberty Media Group (Class A)	40
7,316	*	Liberty Media Group (Class C)	304
2,847	*	Liberty SiriusXM Group (Class A)	118
5,065	*	Liberty SiriusXM Group (Class C)	213
3,006	*	Liberty TripAdvisor Holdings, Inc	28
2,000		Lions Gate Entertainment Corp (Class A)	18
3,835		Lions Gate Entertainment Corp (Class B)	34
4,393	*	Live Nation, Inc	291
1,013	*,e	LiveXLive Media, Inc	2
190	*	Loral Space & Communications, Inc	8
627	*	Madison Square Garden Co	165
2,359	*	Marchex, Inc (Class B)	7
736		Marcus Corp	27
1,918	e	Match Group, Inc	137
2,109	*	MDC Partners, Inc	6
2,453	*	Meet Group, Inc	8
1,545		Meredith Corp	57
2,361	*,e	MSG Networks, Inc	38
2,714		National CineMedia, Inc	22
14,701	*	NetFlix, Inc	3,934
1,956	e	New Media Investment Group, Inc	17
4,795		New York Times Co (Class A)	137
13,730		News Corp (Class A)	191
4,708		News Corp (Class B)	67
1,776		Nexstar Broadcasting Group, Inc (Class A)	182
7,656		Omnicom Group, Inc	599
1,192	*	QuinStreet, Inc	15
787	*	Reading International, Inc	9
750	*	Rosetta Stone, Inc	13
175		Saga Communications, Inc	5
1,096		Scholastic Corp	41
2,122		Sinclair Broadcast Group, Inc (Class A)	91
44,478	e	Sirius XM Holdings, Inc	278
4,174	*	Spotify Technology S.A.	476
3,946	*	Take-Two Interactive Software, Inc	495
708	*	TechTarget, Inc	16
8,405		TEGNA, Inc	131
639	*	Travelzoo, Inc	7
780		Tribune Publishing Co	7
3,654	*	TripAdvisor, Inc	141
2,406	*	TrueCar, Inc	8
25,932	*	Twitter, Inc	1,068
411	e	Viacom, Inc (Class A)	11
12,186		Viacom, Inc (Class B)	293
60,940		Walt Disney Co	7,942
806	*	WideOpenWest, Inc	5
1,509	e	World Wrestling Entertainment, Inc (Class A)	107
3,020	*	Yelp, Inc	105
2,077	*	Zillow Group, Inc (Class A)	61
4,117	*,e	Zillow Group, Inc (Class C)	123
30,167	*	Zynga, Inc	176

		TOTAL MEDIA & ENTERTAINMENT	75,317

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.4%
51,882		AbbVie, Inc	3,928
3,171	*	Abeona Therapeutics, Inc	7
3,739	*	Acadia Pharmaceuticals, Inc	135
987	*,e	Accelerate Diagnostics, Inc	18
1,231	*	Acceleron Pharma, Inc	49
4,567	*,e	AcelRx Pharmaceuticals, Inc	10

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,855	*	Achillion Pharmaceuticals, Inc	$17
797	*,e	Aclaris Therapeutics, Inc	1
1,689	*	Acorda Therapeutics, Inc	5
711	*,e	Adamas Pharmaceuticals, Inc	4
481	*	Adaptive Biotechnologies Corp	15
2,755	*,e	ADMA Biologics, Inc	12
1,984	*	Adverum Biotechnologies, Inc	11
1,175	*,e	Aerie Pharmaceuticals, Inc	23
2,830	*	Agenus, Inc	7
264	*,e	AgeX Therapeutics, Inc	1
11,303		Agilent Technologies, Inc	866
1,876	*,e	Agios Pharmaceuticals, Inc	61
1,385	*,e	Aimmune Therapeutics, Inc	29
574	*,e	Akcea Therapeutics, Inc	9
2,676	*	Akebia Therapeutics, Inc	10
3,444	*	Akorn, Inc	13
332	*	Albireo Pharma, Inc	7
2,198	*	Alder Biopharmaceuticals, Inc	41
1,003	*	Alector, Inc	14
7,633	*	Alexion Pharmaceuticals, Inc	748
5,962	*	Alkermes plc	116
609	*,e	Allakos, Inc	48
11,428		Allergan plc	1,923
1,361	*,e	Allogene Therapeutics, Inc	37
3,747	*	Alnylam Pharmaceuticals, Inc	301
1,423	*,e	AMAG Pharmaceuticals, Inc	16
20,946		Amgen, Inc	4,053
6,968	*	Amicus Therapeutics, Inc	56
2,888	*	Amneal Pharmaceuticals, Inc	8
1,331	*	Amphastar Pharmaceuticals, Inc	26
679	*	AnaptysBio, Inc	24
292	*	ANI Pharmaceuticals, Inc	21
566	*	Anika Therapeutics, Inc	31
1,330	*	Apellis Pharmaceuticals, Inc	32
1,565	*,†	Aratana Therapeutics, Inc	0	^
1,066	*	Arcus Biosciences, Inc	10
4,879	*	Ardelyx, Inc	23
1,827	*	Arena Pharmaceuticals, Inc	84
3,173	*	Arqule, Inc	23
3,193	*,e	Arrowhead Research Corp	90
445	*	Arvinas, Inc	10
541	*	Assembly Biosciences, Inc	5
2,241	*	Assertio Therapeutics, Inc	3
1,497	*	Atara Biotherapeutics, Inc	21
1,535	*	Athenex, Inc	19
2,944	*,e	Athersys, Inc	4
1,540	*	Audentes Therapeutics, Inc	43
7,977	*	Avantor, Inc	117
1,798	*	Avid Bioservices, Inc	10
645	*	Avrobio, Inc	9
854	*,e	Axsome Therapeutics, Inc	17
3,132	*	BioCryst Pharmaceuticals, Inc	9
2,860	*	BioDelivery Sciences International, Inc	12
6,432	*	Biogen Idec, Inc	1,497
1,007	*	Biohaven Pharmaceutical Holding Co Ltd	42
6,544	*	BioMarin Pharmaceutical, Inc	441
826	*	Bio-Rad Laboratories, Inc (Class A)	275
213	*	Biospecifics Technologies Corp	11
1,318		Bio-Techne Corp	258
954	*	Bioxcel Therapeutics Inc	7
1,782	*	Bluebird Bio, Inc	164
1,516	*	Blueprint Medicines Corp	111
676	*,e	Bridgebio Pharma, Inc	15
57,449		Bristol-Myers Squibb Co	2,913
3,378		Bruker BioSciences Corp	148
1,175	*	Calithera Biosciences, Inc	4
311	*,e	Calyxt, Inc	2
1,265	*	Cambrex Corp	75

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,052	*,e	Cara Therapeutics, Inc	$19
1,462	*	CareDx, Inc	33
1,814	*,e	CASI Pharmaceuticals, Inc	6
4,893	*	Catalent, Inc	233
5,490	*	Catalyst Pharmaceuticals, Inc	29
24,622	*	Celgene Corp	2,445
442	*,e	Cellular Biomedicine Group, Inc	7
1,391	*,e	CEL-SCI Corp	12
2,050	*,e	Cerecor Inc	7
1,846	*	Charles River Laboratories International, Inc	244
2,817	*	Checkpoint Therapeutics Inc	7
2,250	*	ChemoCentryx, Inc	15
1,315	*	Chiasma, Inc	7
1,747	*	Chimerix, Inc	4
1,527	*,e	Clovis Oncology, Inc	6
1,314	*	Codexis, Inc	18
2,173	*	Coherus Biosciences, Inc	44
877	*	Collegium Pharmaceutical, Inc	10
642	*	Concert Pharmaceuticals, Inc	4
1,107	*,e	Constellation Pharmaceuticals, Inc	7
1,738	*,e	Corbus Pharmaceuticals Holdings, Inc	8
3,522	*	Corcept Therapeutics, Inc	50
820	*,†	Corium International, Inc	0	^
1,298	*,e	CorMedix Inc	8
406	*,e	Crinetics Pharmaceuticals, Inc	6
1,555	*,e	Cue Biopharma, Inc	13
528	*	Cyclerion Therapeutics, Inc	6
2,162	*	Cymabay Therapeutics, Inc	11
2,547	*	Cytokinetics, Inc	29
1,148	*	CytomX Therapeutics, Inc	8
286	*	Deciphera Pharmaceuticals, Inc	10
2,175	*,e	Denali Therapeutics, Inc	33
1,468	*,e	Dermira, Inc	9
1,627	*	Dicerna Pharmaceuticals, Inc	23
195	*,e	Dova Pharmaceuticals, Inc	5
1,590	*,e	Dynavax Technologies Corp	6
323	*	Eagle Pharmaceuticals, Inc	18
1,310	*,e	Editas Medicine, Inc	30
396	*,e	Eidos Therapeutics, Inc	14
933	*	Eiger BioPharmaceuticals, Inc	10
13,180	*	Elanco Animal Health, Inc	350
30,176		Eli Lilly & Co	3,375
792	*,e	Eloxx Pharmaceuticals, Inc	4
1,340	*	Emergent Biosolutions, Inc	70
648	*	Enanta Pharmaceuticals, Inc	39
8,687	*	Endo International plc	28
2,041	*,e	Enochian Biosciences Inc	11
2,725	*	Epizyme, Inc	28
876	*	Esperion Thereapeutics, Inc	32
503	*,e	Evelo Biosciences, Inc	3
1,662	*	Evofem Biosciences Inc	8
702	*,e	Evolus, Inc	11
4,274	*	Exact Sciences Corp	386
9,779	*	Exelixis, Inc	173
2,054	*	Fate Therapeutics, Inc	32
2,752	*	FibroGen, Inc	102
979	*	Five Prime Therapeutics, Inc	4
1,094	*,e	Flexion Therapeutics, Inc	15
2,426	*	Fluidigm Corp	11
926	*	Forty Seven, Inc	6
1,187	*	G1 Therapeutics, Inc	27
810	*	Genomic Health, Inc	55
6,445	*,e	Geron Corp	9
44,678		Gilead Sciences, Inc	2,832
1,912	*	Global Blood Therapeutics, Inc	93
1,226	*	GlycoMimetics, Inc	5
702	*	Gossamer Bio, Inc	12
1,019	*,e	Gritstone Oncology, Inc	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,274	*	Halozyme Therapeutics, Inc	$66
1,743	*	Heron Therapeutics, Inc	32
542	*	Homology Medicines, Inc	10
6,384	*	Horizon Pharma plc	174
5,097	*	Illumina, Inc	1,551
8,844	*	Immunogen, Inc	21
4,854	*,e	Immunomedics, Inc	64
6,468	*	Incyte Corp	480
2,960	*	Innoviva, Inc	31
2,690	*,e	Inovio Pharmaceuticals, Inc	6
2,469	*	Insmed, Inc	44
1,277	*,e	Intellia Therapeutics, Inc	17
696	*,e	Intercept Pharmaceuticals, Inc	46
1,040	*	Intersect ENT, Inc	18
1,415	*	Intra-Cellular Therapies, Inc	11
2,121	*,e	Intrexon Corp	12
3,175	*,e	Invitae Corp	61
4,403	*	Ionis Pharmaceuticals, Inc	264
4,024	*	Iovance Biotherapeutics, Inc	73
6,351	*	IQVIA Holdings, Inc	949
5,284	*	Ironwood Pharmaceuticals, Inc	45
2,166	*	Jazz Pharmaceuticals plc	278
92,708		Johnson & Johnson	11,995
2,499	*	Jounce Therapeutics, Inc	8
2,507	*,e	Kadmon Holdings, Inc	6
312	*,e	Kala Pharmaceuticals, Inc	1
487	*	KalVista Pharmaceuticals Inc	6
2,971	*,e	Karyopharm Therapeutics, Inc	29
1,311	*	Kezar Life Sciences, Inc	4
841	*	Kindred Biosciences, Inc	6
706	*	Kiniksa Pharmaceuticals Ltd	6
878	*,e	Kodiak Sciences, Inc	13
308	*	Krystal Biotech Inc	11
772	*	Kura Oncology, Inc	12
669	*,e	La Jolla Pharmaceutical Co	6
1,137	*,e	Lannett Co, Inc	13
1,763	*,e	Lexicon Pharmaceuticals, Inc	5
773	*,e	Ligand Pharmaceuticals, Inc (Class B)	77
12,084	*,e	Lineage Cell Therapeutics, Inc	12
1,194	*	Liquidia Technologies, Inc	4
842	*	LogicBio Therapeutics, Inc	9
1,582		Luminex Corp	33
1,309	*	MacroGenics, Inc	17
153	*	Madrigal Pharmaceuticals, Inc	13
683	*	Magenta Therapeutics, Inc	7
14,007	*,e	MannKind Corp	18
4,041	*,e	Marinus Pharmaceuticals, Inc	6
1,309	*	Marker Therapeutics Inc	7
2,689	*	Medicines Co	134
1,230	*,e	MediciNova, Inc	10
971	*	Medpace Holdings, Inc	82
3,862	*	MEI Pharma, Inc	6
548	*	MeiraGTx Holdings plc	9
1,875	*	Menlo Therapeutics, Inc	8
90,021		Merck & Co, Inc	7,578
2,738	*	Mersana Therapeutics, Inc	4
864	*	Mettler-Toledo International, Inc	609
854	*	Millendo Therapeutics Inc	6
992	*	Minerva Neurosciences, Inc	8
877	*	Mirati Therapeutics, Inc	68
7,041	*,e	Moderna, Inc	112
1,274	*	Molecular Templates, Inc	8
2,874	*	Momenta Pharmaceuticals, Inc	37
2,916	*,e	Mustang Bio, Inc	10
17,075	*	Mylan NV	338
1,123	*	MyoKardia, Inc	59
2,502	*	Myriad Genetics, Inc	72
1,160	*	NanoString Technologies, Inc	25

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,964	*	Natera, Inc	$64
5,467	*	Nektar Therapeutics	100
3,073	*	NeoGenomics, Inc	59
2,156	*	Neon Therapeutics, Inc	4
3,097	*	Neurocrine Biosciences, Inc	279
564	*,e	Novavax, Inc	3
894	*,e	Ocular Therapeutix, Inc	3
216	*	Odonate Therapeutics, Inc	6
1,629	*,e	Omeros Corp	27
2,507	*,e	Oncocyte Corp	5
13,300	*,e	Opko Health, Inc	28
1,987	*,e	Optinose, Inc	14
4,997	*	Pacific Biosciences of California, Inc	26
1,521	*	Pacira Pharmaceuticals, Inc	58
9,091	*,e	Palatin Technologies, Inc	8
934	*,e	Paratek Pharmaceuticals, Inc	4
1,731	*	PDL BioPharma, Inc	4
3,900		PerkinElmer, Inc	332
4,834		Perrigo Co plc	270
1,619	*	Pfenex, Inc	14
194,431		Pfizer, Inc	6,986
806	*	PhaseBio Pharmaceuticals Inc	3
720		Phibro Animal Health Corp	15
3,495	*	Pieris Pharmaceuticals, Inc	12
2,817	*,e	PolarityTE, Inc	9
1,961	*	Portola Pharmaceuticals, Inc	53
1,865	*	PRA Health Sciences, Inc	185
2,080	*	Prestige Consumer Healthcare, Inc.	72
470	*	Principia Biopharma, Inc	13
2,427	*	Progenics Pharmaceuticals, Inc	12
866	*	Protagonist Therapeutics, Inc	10
1,437	*	Prothena Corp plc	11
2,011	*	PTC Therapeutics, Inc	68
1,119	*	Puma Biotechnology, Inc	12
8,215	*	QIAGEN NV	271
334	*	Quanterix Corp	7
1,099	*	Ra Pharmaceuticals, Inc	26
1,455	*	Radius Health, Inc	37
708	*	Reata Pharmaceuticals, Inc	57
1,657	*	Recro Pharma, Inc	18
2,854	*	Regeneron Pharmaceuticals, Inc	792
1,062	*	REGENXBIO, Inc	38
1,344	*	Repligen Corp	103
699	*	Replimune Group, Inc	10
1,469	*	Retrophin, Inc	17
879	*	Revance Therapeutics, Inc	11
280	*,e	Rhythm Pharmaceuticals, Inc	6
4,657	*	Rigel Pharmaceuticals, Inc	9
1,412	*,e	Rocket Pharmaceuticals, Inc	16
1,226	*,e	Rubius Therapeutics, Inc	10
1,782	*	Sage Therapeutics, Inc	250
2,773	*	Sangamo Biosciences, Inc	25
2,492	*	Sarepta Therapeutics, Inc	188
669	*	Scholar Rock Holding Corp	6
3,768	*	Seattle Genetics, Inc	322
4,330	*,e	Seres Therapeutics, Inc	17
1,913	*	SIGA Technologies, Inc	10
2,399	*,e	Solid Biosciences, Inc	25
3,173	*,e	Sorrento Therapeutics, Inc	7
1,158	*	Spark Therapeutics, Inc	112
2,652	*	Spectrum Pharmaceuticals, Inc	22
741	*	Spero Therapeutics, Inc	8
1,509	*	Stemline Therapeutics, Inc	16
1,839	*	Supernus Pharmaceuticals, Inc	51
1,544	*	Syndax Pharmaceuticals, Inc	12
2,126	*	Syneos Health, Inc	113
1,124	*	Synlogic, Inc	3
2,140	*	Syros Pharmaceuticals, Inc	22

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,335	*,e	TG Therapeutics, Inc	$19
5,906	*,e	TherapeuticsMD, Inc	21
1,625	*	Theravance Biopharma, Inc	32
14,030		Thermo Fisher Scientific, Inc	4,087
1,905	*	Tocagen, Inc	1
1,030	*	Translate Bio, Inc	10
767	*	Tricida, Inc	24
746	*	Twist Bioscience Corp	18
3,764	*,e	Tyme Technologies, Inc	4
1,517	*	Ultragenyx Pharmaceutical, Inc	65
1,359	*	United Therapeutics Corp	108
1,868	*,e	UNITY Biotechnology, Inc	11
657	*,e	UroGen Pharma Ltd	16
1,691	*	Vanda Pharmaceuticals, Inc	22
8,929	*,e	VBI Vaccines, Inc	4
1,634	*	Veracyte, Inc	39
1,345	*	Vericel Corp	20
9,159	*	Vertex Pharmaceuticals, Inc	1,552
1,592	*,e	Viking Therapeutics, Inc	11
872	*	Voyager Therapeutics, Inc	15
2,435	*	Waters Corp	544
475	*,e	WaVe Life Sciences Pte Ltd	10
684	*	X4 Pharmaceuticals, Inc	9
1,334	*,e	XBiotech, Inc	14
1,460	*	Xencor, Inc	49
935	*	Xeris Pharmaceuticals, Inc	9
664	*	Y-mAbs Therapeutics, Inc	17
6,592	*,e	ZIOPHARM Oncology, Inc	28
16,852		Zoetis, Inc	2,100
1,053	*,e	Zogenix, Inc	42
797	*,e	Zynerba Pharmaceuticals, Inc	6

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	76,462

REAL ESTATE - 4.2%
3,250		Acadia Realty Trust	93
943		Agree Realty Corp	69
2,540		Alexander & Baldwin, Inc	62
51		Alexander’s, Inc	18
3,763		Alexandria Real Estate Equities, Inc	580
466	*,e	Altisource Portfolio Solutions S.A.	9
1,599		American Assets Trust, Inc	75
4,582		American Campus Communities, Inc	220
3,752	e	American Finance Trust, Inc	52
8,855		American Homes 4 Rent	229
15,382		American Tower Corp	3,401
6,774	e	Americold Realty Trust	251
5,173		Apartment Investment & Management Co	270
7,310		Apple Hospitality REIT, Inc	121
1,658		Armada Hoffler Properties, Inc	30
3,090		Ashford Hospitality Trust, Inc	10
4,739		AvalonBay Communities, Inc	1,020
769		Bluerock Residential Growth REIT, Inc	9
5,435		Boston Properties, Inc	705
1,249		BraeMar Hotels & Resorts, Inc	12
6,772		Brandywine Realty Trust	103
11,939		Brixmor Property Group, Inc	242
2,143		Brookfield Property REIT, Inc	44
552		Brt Realty Trust	8
3,063		Camden Property Trust	340
2,763		CareTrust REIT, Inc	65
1,667		CatchMark Timber Trust, Inc	18
6,537	e	CBL & Associates Properties, Inc	8
11,287	*	CBRE Group, Inc	598
3,595		Cedar Realty Trust, Inc	11
1,449		Chatham Lodging Trust	26
1,087		City Office REIT, Inc	16
544		Clipper Realty, Inc	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

20,026		Colony Capital, Inc	$121
4,776		Columbia Property Trust, Inc	101
753		Community Healthcare Trust, Inc	34
159		Consolidated-Tomoka Land Co	10
3,089		CoreCivic, Inc	53
419	e	CorEnergy Infrastructure Trust, Inc	20
473		CorePoint Lodging, Inc	5
1,335		Coresite Realty	163
3,896		Corporate Office Properties Trust	116
5,462		Cousins Properties, Inc	205
14,565		Crown Castle International Corp	2,025
6,597		CubeSmart	230
3,593	*	Cushman & Wakefield plc	67
3,950		CyrusOne, Inc	312
7,801		DiamondRock Hospitality Co	80
7,304		Digital Realty Trust, Inc	948
5,662		Douglas Emmett, Inc	243
12,847		Duke Realty Corp	436
1,340		Easterly Government Properties, Inc	29
1,286		EastGroup Properties, Inc	161
5,016		Empire State Realty Trust, Inc	72
2,455		Entertainment Properties Trust	189
2,965		Equinix, Inc	1,710
3,801		Equity Commonwealth	130
2,834		Equity Lifestyle Properties, Inc	379
12,680		Equity Residential	1,094
1,740		Essential Properties Realty Trust, Inc	40
2,377		Essex Property Trust, Inc	776
929	*,e	eXp World Holdings Inc	8
4,258		Extra Space Storage, Inc	497
967	e	Farmland Partners, Inc	6
2,581		Federal Realty Investment Trust	351
4,527		First Industrial Realty Trust, Inc	179
400	*	Forestar Group, Inc	7
2,420		Four Corners Property Trust, Inc	68
4,124		Franklin Street Properties Corp	35
1,944		Front Yard Residential Corp	22
309	*	FRP Holdings, Inc	15
6,862		Gaming and Leisure Properties, Inc	262
3,108		Geo Group, Inc	54
1,064		Getty Realty Corp	34
881		Gladstone Commercial Corp	21
1,479		Global Medical REIT, Inc	17
2,475		Global Net Lease, Inc	48
272		Griffin Land & Nurseries, Inc (Class A)	10
1,871	e	Hannon Armstrong Sustainable Infrastructure Capital, Inc	55
17,510		HCP, Inc	624
4,494		Healthcare Realty Trust, Inc	151
7,668		Healthcare Trust of America, Inc	225
1,493		Hersha Hospitality Trust	22
3,908		Highwoods Properties, Inc	176
26,196		Host Marriott Corp	453
1,318	*	Howard Hughes Corp	171
6,080		Hudson Pacific Properties	203
2,619		Independence Realty Trust, Inc	38
1,510		Industrial Logistics Properties Trust	32
330	e	Innovative Industrial Properties, Inc	31
460		Investors Real Estate Trust	34
16,699		Invitation Homes, Inc	494
10,280		Iron Mountain, Inc	333
2,674	e	iStar Financial, Inc	35
4,340		JBG SMITH Properties	170
322		Jernigan Capital, Inc	6
1,800		Jones Lang LaSalle, Inc	250
5,205		Kennedy-Wilson Holdings, Inc	114
3,350		Kilroy Realty Corp	261
14,283		Kimco Realty Corp	298
3,243		Kite Realty Group Trust	52

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,092		Lamar Advertising Co	$253
8,135		Lexington Realty Trust	83
5,077		Liberty Property Trust	261
1,468		Life Storage, Inc	155
1,530		LTC Properties, Inc	78
5,384	e	Macerich Co	170
3,534		Mack-Cali Realty Corp	77
569	*	Marcus & Millichap, Inc	20
231	*	Maui Land & Pineapple Co, Inc	3
12,964		Medical Properties Trust, Inc	254
4,212		Mid-America Apartment Communities, Inc	548
2,597		Monmouth Real Estate Investment Corp (Class A)	37
1,356		National Health Investors, Inc	112
5,402		National Retail Properties, Inc	305
1,700		National Storage Affiliates Trust	57
3,164		New Senior Investment Group, Inc	21
4,651		Newmark Group, Inc	42
662		NexPoint Residential Trust, Inc	31
1,207		Office Properties Income Trust	37
7,830		Omega Healthcare Investors, Inc	327
567		One Liberty Properties, Inc	16
5,152		Outfront Media, Inc	143
7,621		Paramount Group, Inc	102
8,911		Park Hotels & Resorts, Inc	223
5,135		Pebblebrook Hotel Trust	143
2,702	e	Pennsylvania REIT	15
5,940		Physicians Realty Trust	105
4,321		Piedmont Office Realty Trust, Inc	90
2,502		Potlatch Corp	103
2,737		Preferred Apartment Communities, Inc	40
21,993		Prologis, Inc	1,874
762		PS Business Parks, Inc	139
5,125		Public Storage, Inc	1,257
1,829		QTS Realty Trust, Inc	94
377	*	Rafael Holdings, Inc	8
4,462		Rayonier, Inc	126
732		Re/Max Holdings, Inc	24
4,163	e	Realogy Holdings Corp	28
11,112		Realty Income Corp	852
3,100	*,e	Redfin Corp	52
5,855		Regency Centers Corp	407
4,204		Retail Opportunities Investment Corp	77
6,690		Retail Properties of America, Inc	82
621		Retail Value, Inc	23
3,671		Rexford Industrial Realty, Inc	162
4,896		RLJ Lodging Trust	83
283		RMR Group, Inc	13
3,057		RPT Realty	41
1,712		Ryman Hospitality Properties	140
6,162		Sabra Healthcare REIT, Inc	142
401		Safehold, Inc	12
392		Saul Centers, Inc	21
3,864		SBA Communications Corp	932
9,263		Senior Housing Properties Trust	86
990	e	Seritage Growth Properties	42
5,289		Service Properties Trust	136
10,877		Simon Property Group, Inc	1,693
6,051		SITE Centers Corp	91
3,174		SL Green Realty Corp	259
3,189		Spirit Realty Capital, Inc	153
1,876	*,e	St. Joe Co	32
4,481		STAG Industrial, Inc	132
6,501		STORE Capital Corp	243
218	*	Stratus Properties, Inc	6
3,928		Summit Hotel Properties, Inc	46
2,801		Sun Communities, Inc	416
8,527		Sunstone Hotel Investors, Inc	117
3,676	e	Tanger Factory Outlet Centers, Inc	57

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,340		Taubman Centers, Inc	$96
834	*	Tejon Ranch Co	14
1,821		Terreno Realty Corp	93
10,089		UDR, Inc	489
994		UMH Properties, Inc	14
6,462	e	Uniti Group, Inc	50
294		Universal Health Realty Income Trust	30
3,855		Urban Edge Properties	76
1,188		Urstadt Biddle Properties, Inc (Class A)	28
12,826		Ventas, Inc	937
34,460		VEREIT, Inc	337
15,393		VICI Properties, Inc	349
5,932		Vornado Realty Trust	378
7,181	e	Washington Prime Group, Inc	30
3,060		Washington REIT	84
4,685		Weingarten Realty Investors	136
14,318		Welltower, Inc	1,298
26,359		Weyerhaeuser Co	730
1,293		Whitestone REIT	18
5,952		WP Carey, Inc	533
4,278	e	Xenia Hotels & Resorts, Inc	90

		TOTAL REAL ESTATE	44,091

RETAILING - 5.9%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	19
2,429		Aaron’s, Inc	156
1,704		Abercrombie & Fitch Co (Class A)	27
2,427		Advance Auto Parts, Inc	401
14,434	*	Amazon.com, Inc	25,056
6,015		American Eagle Outfitters, Inc	98
367	*	America’s Car-Mart, Inc	34
727	*	Asbury Automotive Group, Inc	74
978	*,e	At Home Group, Inc	9
1,281	*	Autonation, Inc	65
877	*	AutoZone, Inc	951
1,364	*	Barnes & Noble Education, Inc	4
1,138	e	Bed Bath & Beyond, Inc	12
8,033		Best Buy Co, Inc	554
1,547		Big Lots, Inc	38
4,634	*	BJ’s Wholesale Club Holdings, Inc	120
1,480	*	Booking Holdings, Inc	2,905
517	*	Boot Barn Holdings, Inc	18
1,023	e	Buckle, Inc	21
2,479	*	Burlington Stores, Inc	495
377		Caleres, Inc	9
437	e	Camping World Holdings, Inc	4
6,038	*	CarMax, Inc	531
1,399	*,e	Carvana Co	92
966		Cato Corp (Class A)	17
4,716		Chico’s FAS, Inc	19
389	e	Children’s Place Retail Stores, Inc	30
619		Citi Trends, Inc	11
708	*	Conn’s, Inc	18
764	*	Container Store Group, Inc	3
1,444		Core-Mark Holding Co, Inc	46
2,565	e	Designer Brands, Inc	44
2,403	e	Dick’s Sporting Goods, Inc	98
165	e	Dillard’s, Inc (Class A)	11
8,947		Dollar General Corp	1,422
8,448	*	Dollar Tree, Inc	964
404	*,e	Duluth Holdings, Inc	3
27,720		eBay, Inc	1,081
4,286	*	Etsy, Inc	242
4,646		Expedia, Inc	624
3,087	*	Express Parent LLC	11
2,096	*	Five Below, Inc	264
2,352	*	Floor & Decor Holdings, Inc	120
3,891		Foot Locker, Inc	168

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

576	*	Funko, Inc	$12
322	*,e	Gaia, Inc	2
3,029	e	GameStop Corp (Class A)	17
6,980		Gap, Inc	121
254	*	Genesco, Inc	10
4,838		Genuine Parts Co	482
2,663	*,e	GNC Holdings, Inc	6
228		Group 1 Automotive, Inc	21
13,160	*	Groupon, Inc	35
3,346	*,e	GrubHub, Inc	188
2,487	e	Guess?, Inc	46
715		Haverty Furniture Cos, Inc	15
948	*	Hibbett Sports, Inc	22
38,453		Home Depot, Inc	8,922
1,422	*	Hudson Ltd	17
12,004	*,e	JC Penney Co, Inc	11
5,710		Kohl’s Corp	284
7,726		L Brands, Inc	151
487	*,e	Lands’ End, Inc	6
487	*	Leaf Group Ltd	2
1,143	*	Liquidity Services, Inc	8
527		Lithia Motors, Inc (Class A)	70
10,704	*	LKQ Corp	337
27,353		Lowe’s Companies, Inc	3,008
1,099	*,e	Lumber Liquidators, Inc	11
9,238		Macy’s, Inc	144
1,129	*	MarineMax, Inc	18
1,333	*,e	Michaels Cos, Inc	13
1,185		Monro Muffler, Inc	94
924	*	Murphy USA, Inc	79
2,416	*	National Vision Holdings, Inc	58
3,550	e	Nordstrom, Inc	120
3,149		Office Depot, Inc	6
1,846	*,e	Ollie’s Bargain Outlet Holdings, Inc	108
2,638	*	O’Reilly Automotive, Inc	1,051
567	*	Overstock.com, Inc	6
1,066	*,e	Party City Holdco, Inc	6
633		Penske Auto Group, Inc	30
765	e	PetMed Express, Inc	14
1,369		Pool Corp	276
2,851	*	Quotient Technology, Inc	22
14,260	*	Qurate Retail Group, Inc QVC Group	147
1,673		Rent-A-Center, Inc	43
476	*,e	RH	81
12,715		Ross Stores, Inc	1,397
1,681	*	Rubicon Project, Inc	15
3,687	*	Sally Beauty Holdings, Inc	55
576	e	Shoe Carnival, Inc	19
719		Shutterstock, Inc	26
817		Signet Jewelers Ltd	14
906	*	Sleep Number Corp	37
1,157		Sonic Automotive, Inc (Class A)	36
1,434	*	Sportsman’s Warehouse Holdings, Inc	7
618	*	Stamps.com, Inc	46
1,475	*,e	Stitch Fix Inc	28
1,859	e	Tailored Brands, Inc	8
17,364		Target Corp	1,856
4,270		Tiffany & Co	396
1,314		Tile Shop Holdings, Inc	4
432		Tilly’s, Inc	4
42,394		TJX Companies, Inc	2,363
4,234		Tractor Supply Co	383
1,979	*	Ulta Beauty, Inc	496
2,603	*	Urban Outfitters, Inc	73
2,078	*,e	Wayfair, Inc	233
252		Weyco Group, Inc	6
2,858	e	Williams-Sonoma, Inc	194
94		Winmark Corp	17

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

686	*	Zumiez, Inc	$22

		TOTAL RETAILING	60,744

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
716	*	Acacia Communications, Inc	47
1,546	*	Advanced Energy Industries, Inc	89
35,429	*	Advanced Micro Devices, Inc	1,027
844	*	Alpha & Omega Semiconductor Ltd	10
1,266	*	Ambarella, Inc	80
3,751	*	Amkor Technology, Inc	34
12,806		Analog Devices, Inc	1,431
32,434		Applied Materials, Inc	1,618
1,183	*	Axcelis Technologies, Inc	20
1,452	*	AXT, Inc	5
13,459		Broadcom, Inc	3,716
2,689		Brooks Automation, Inc	100
1,007		Cabot Microelectronics Corp	142
839	*	Ceva, Inc	25
1,924	*	Cirrus Logic, Inc	103
1,495		Cohu, Inc	20
3,781	*	Cree, Inc	185
12,862		Cypress Semiconductor Corp	300
1,498	*	Diodes, Inc	60
4,734		Entegris, Inc	223
2,741	*	First Solar, Inc	159
2,989	*	Formfactor, Inc	56
445	*	Ichor Holdings Ltd	11
705	*,e	Impinj, Inc	22
1,603	*	Inphi Corp	98
154,721		Intel Corp	7,973
5,473		Kla-Tencor Corp	873
5,043		Lam Research Corp	1,166
2,616	*	Lattice Semiconductor Corp	48
1,568	*	MA-COM Technology Solutions	34
23,160		Marvell Technology Group Ltd	578
9,274		Maxim Integrated Products, Inc	537
2,280	*	MaxLinear, Inc	51
8,299		Microchip Technology, Inc	771
38,343	*	Micron Technology, Inc	1,643
1,742		MKS Instruments, Inc	161
1,367		Monolithic Power Systems, Inc	213
1,014	*	Nanometrics, Inc	33
1,216	*	NeoPhotonics Corp Ltd	7
192		NVE Corp	13
20,322		NVIDIA Corp	3,537
15,220	*	ON Semiconductor Corp	292
1,181	*	PDF Solutions, Inc	15
2,703	*	Photronics, Inc	29
1,113		Power Integrations, Inc	101
3,957	*	Qorvo, Inc	293
42,241		QUALCOMM, Inc	3,222
4,243	*	Rambus, Inc	56
1,221	*	Rudolph Technologies, Inc	32
2,520	*	Semtech Corp	123
1,625	*	Silicon Laboratories, Inc	181
6,144		Skyworks Solutions, Inc	487
51	*	SMART Global Holdings, Inc	1
2,299	*,e	SunPower Corp	25
5,732		Teradyne, Inc	332
32,712		Texas Instruments, Inc	4,227
1,266	*	Ultra Clean Holdings	19
1,389		Universal Display Corp	233
1,833	*	Veeco Instruments, Inc	21
3,582		Versum Materials, Inc	190
8,914		Xilinx, Inc	855
1,849		Xperi Corp	38

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	37,991

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

SOFTWARE & SERVICES - 12.1%
1,998	*	2U, Inc	$33
3,462	*	8x8, Inc	72
1,883	*	A10 Networks, Inc	13
22,290		Accenture plc	4,287
4,522	*	ACI Worldwide, Inc	142
16,994	*	Adobe, Inc	4,695
5,728	*	Akamai Technologies, Inc	523
792	*	Alarm.com Holdings, Inc	37
1,403		Alliance Data Systems Corp	180
906	*	Altair Engineering, Inc	31
1,605	*	Alteryx, Inc	172
4,521		Amdocs Ltd	299
1,091	*	American Software, Inc (Class A)	16
2,896	*	Anaplan, Inc	136
2,922	*	Ansys, Inc	647
538	*,e	Appfolio, Inc	51
1,096	*,e	Appian Corp	52
2,441	*	Aspen Technology, Inc	300
3,721	*	Atlassian Corp plc	467
7,727	*	Autodesk, Inc	1,141
15,191		Automatic Data Processing, Inc	2,452
1,505	*	Avalara, Inc	101
3,817	*	Avaya Holdings Corp	39
1,498	*	Benefitfocus, Inc	36
5,264	*	Black Knight, Inc	321
1,852		Blackbaud, Inc	167
1,191	*	Blackline, Inc	57
4,784		Booz Allen Hamilton Holding Co	340
1,563	*	Bottomline Technologies, Inc	62
4,699	*	Box, Inc	78
1,247	*	Brightcove, Inc	13
3,900		Broadridge Financial Solutions, Inc	485
946	*	CACI International, Inc (Class A)	219
9,861	*	Cadence Design Systems, Inc	652
1,957	*	Carbon Black, Inc	51
960	*	Carbonite, Inc	15
842	*	Cardtronics plc	25
576		Cass Information Systems, Inc	31
4,696		CDK Global, Inc	226
2,197	*	Ceridian HCM Holding, Inc	108
921	*	ChannelAdvisor Corp	9
1,430	*	Cision Ltd	11
4,398		Citrix Systems, Inc	425
5,802	*,e	Cloudera, Inc	51
19,231		Cognizant Technology Solutions Corp (Class A)	1,159
1,509	*	Commvault Systems, Inc	67
7,418	*	Conduent, Inc	46
2,077	*	Cornerstone OnDemand, Inc	114
1,958	*	Coupa Software, Inc	254
1,299		CSG Systems International, Inc	67
574	*	Digimarc Corp	22
2,714	*	Digital Turbine, Inc	18
5,396	*	DocuSign, Inc	334
643	*	Domo, Inc	10
7,483	*	Dropbox, Inc	151
9,523		DXC Technology Co	281
1,061	*	Dynatrace, Inc	20
927	e	Ebix, Inc	39
648	*	eGain Corp	5
1,317	*	Elastic NV	108
2,483	*	Endurance International Group Holdings, Inc	9
1,657	*	Envestnet, Inc	94
1,908	*	EPAM Systems, Inc	348
1,684	*	Euronet Worldwide, Inc	246
1,144	*	Everbridge, Inc	71
2,472	*	Everi Holdings, Inc	21
2,375		EVERTEC, Inc	74

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

503	*	Evo Payments, Inc	$14
1,735	*,e	Exela Technologies, Inc	2
1,241	*	ExlService Holdings, Inc	83
1,096	*	Fair Isaac Corp	333
21,332		Fidelity National Information Services, Inc	2,832
6,880	*	FireEye, Inc	92
3,306	*	First American Corp	153
19,813	*	Fiserv, Inc	2,052
2,029	*	Five9, Inc	109
2,968	*	FleetCor Technologies, Inc	851
1,062	*	ForeScout Technologies, Inc	40
5,020	*	Fortinet, Inc	385
3,100	*	Gartner, Inc	443
5,261		Genpact Ltd	204
10,600		Global Payments, Inc	1,685
6,208	*	GoDaddy, Inc	410
2,905	*	Guidewire Software, Inc	306
1,077		Hackett Group, Inc	18
1,304	*	HubSpot, Inc	198
351	*	I3 Verticals, Inc	7
1,377	*	Information Services Group, Inc	3
1,210	*,e	Inspired Entertainment, Inc	9
825	*	Instructure, Inc	32
385	*,e	Intelligent Systems Corp	16
31,021		International Business Machines Corp	4,511
8,745		Intuit, Inc	2,326
1,794		j2 Global, Inc	163
2,676		Jack Henry & Associates, Inc	391
5,716		KBR, Inc	140
4,837		Leidos Holdings, Inc	415
3,363	*	Limelight Networks, Inc	10
2,140	*	Liveperson, Inc	76
2,391	*	LiveRamp Holdings, Inc	103
1,820		LogMeIn, Inc	129
869	*	Majesco	7
2,259	*	Manhattan Associates, Inc	182
1,025		Mantech International Corp (Class A)	73
31,302		MasterCard, Inc (Class A)	8,501
2,490		MAXIMUS, Inc	192
388	*	Medallia, Inc	11
263,975		Microsoft Corp	36,700
367	*	MicroStrategy, Inc (Class A)	54
1,253	*	Mitek Systems, Inc	12
1,693	*	MobileIron, Inc	11
844	*	Model N, Inc	23
1,446	*,e	MongoDB, Inc	174
1,609		Monotype Imaging Holdings, Inc	32
1,631	*	New Relic, Inc	100
2,596		NIC, Inc	54
9,317	*	Nuance Communications, Inc	152
4,944	*	Nutanix, Inc	130
3,609	*	Okta, Inc	355
1,227	*	OneSpan, Inc	18
78,241		Oracle Corp	4,306
3,213	*	Palo Alto Networks, Inc	655
10,946		Paychex, Inc	906
1,706	*	Paycom Software, Inc	357
1,003	*	Paylocity Holding Corp	98
41,022	*	PayPal Holdings, Inc	4,249
1,045	*,e	Paysign Inc	11
1,438		Pegasystems, Inc	98
1,320	*	Perficient, Inc	51
5,214		Perspecta, Inc	136
2,202	*,e	Pluralsight, Inc	37
707		Presidio, Inc	12
621	*	PRGX Global, Inc	3
1,791		Progress Software Corp	68
1,867	*	Proofpoint, Inc	241

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,099	*	PROS Holdings, Inc	$66
3,677	*	PTC, Inc	251
1,206	*	Q2 Holdings, Inc	95
400		QAD, Inc (Class A)	19
1,213	*	Qualys, Inc	92
1,695	*	Rapid7, Inc	77
2,285	*	RealPage, Inc	144
2,430	*	RingCentral, Inc	305
10,188		Sabre Corp	228
1,841	*	SailPoint Technologies Holding, Inc	34
28,766	*	salesforce.com, Inc	4,270
2,092		Science Applications International Corp	183
257	*,e	SecureWorks Corp	3
6,396	*	ServiceNow, Inc	1,624
779	*,e	SharpSpring Inc	8
502	*,e	ShotSpotter, Inc	12
3,012	*	Smartsheet, Inc	109
1,330	*,e	SolarWinds Corp	25
5,371	*	Splunk, Inc	633
1,380	*	SPS Commerce, Inc	65
11,771	*	Square, Inc	729
7,627		SS&C Technologies Holdings, Inc	393
2,959	*	SVMK, Inc	51
1,325	e	Switch, Inc	21
1,511	*	Sykes Enterprises, Inc	46
19,906		Symantec Corp	470
1,342	*	Synchronoss Technologies, Inc	7
5,041	*	Synopsys, Inc	692
2,099	*	Telaria, Inc	15
2,092	*	TeleNav, Inc	10
303	*	Tenable Holdings, Inc	7
4,419	*	Teradata Corp	137
4,572		TiVo Corp	35
1,339	*	Trade Desk, Inc	251
541		TTEC Holdings, Inc	26
349	*,e	Tucows, Inc	19
4,079	*,e	Twilio, Inc	449
1,396	*	Tyler Technologies, Inc	366
2,160	*	Unisys Corp	16
265	*	Upland Software, Inc	9
1,028	*	Varonis Systems, Inc	61
2,429	*	Verint Systems, Inc	104
3,641	*	VeriSign, Inc	687
3,457	*	Verra Mobility Corp	50
2,063	*,e	VirnetX Holding Corp	11
1,072	*	Virtusa Corp	39
60,669		Visa, Inc (Class A)	10,436
2,748		VMware, Inc (Class A)	412
14,555		Western Union Co	337
1,532	*	WEX, Inc	310
5,643	*	Workday, Inc	959
912	*	Workiva, Inc	40
2,990	*	Yext, Inc	48
3,760	*	Zendesk, Inc	274
2,044	*	Zix Corp	15
2,136	*,e	Zscaler, Inc	101
2,992	*	Zuora Inc	45

		TOTAL SOFTWARE & SERVICES	125,297

TECHNOLOGY HARDWARE & EQUIPMENT - 5.5%
4,245	*,e	3D Systems Corp	35
1,869		Adtran, Inc	21
1,071	*	Agilysys, Inc	27
9,968		Amphenol Corp (Class A)	962
1,131	*	Anixter International, Inc	78
157,807	d	Apple, Inc	35,344
712	*,e	Applied Optoelectronics, Inc	8
2,011	*	Arista Networks, Inc	480

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,522	*	Arlo Technologies, Inc	$9
2,894	*	Arrow Electronics, Inc	216
1,363	*	Avid Technology, Inc	8
3,554		Avnet, Inc	158
1,630		AVX Corp	25
1,096		Badger Meter, Inc	59
429		Bel Fuse, Inc (Class B)	6
1,632		Belden CDT, Inc	87
1,932		Benchmark Electronics, Inc	56
1,369	*	CalAmp Corp	16
1,907	*	Calix, Inc	12
176	*	Casa Systems, Inc	1
5,080		CDW Corp	626
5,012	*	Ciena Corp	197
149,509		Cisco Systems, Inc	7,387
522	*	Clearfield, Inc	6
6,048		Cognex Corp	297
954	*	Coherent, Inc	147
6,754	*	CommScope Holding Co, Inc	79
784		Comtech Telecommunications Corp	25
27,563		Corning, Inc	786
1,256		CTS Corp	41
48		Daktronics, Inc	0	^
5,361	*	Dell Technologies, Inc	278
2,906	*	Diebold, Inc	33
1,019	*	Digi International, Inc	14
2,138		Dolby Laboratories, Inc (Class A)	138
1,847	*	EchoStar Corp (Class A)	73
518	*	ePlus, Inc	39
4,537	*	Extreme Networks, Inc	33
2,012	*	F5 Networks, Inc	283
1,440	*	Fabrinet	75
655	*	FARO Technologies, Inc	32
6,696	*,e	Fitbit, Inc	25
4,422		Flir Systems, Inc	233
3,142	*	Harmonic, Inc	21
46,873		Hewlett Packard Enterprise Co	711
52,596		HP, Inc	995
3,386	*,h	II-VI, Inc	119
1,305	*	Immersion Corp	10
5,792	*,e	Infinera Corp	32
2,359	*,e	Inseego Corp	11
1,383	*	Insight Enterprises, Inc	77
1,347		InterDigital, Inc	71
1,406	*	IPG Photonics Corp	191
944	*	Iteris, Inc	5
1,329	*	Itron, Inc	98
4,847		Jabil Circuit, Inc	173
11,699		Juniper Networks, Inc	290
1,750		Kemet Corp	32
6,356	*	Keysight Technologies, Inc	618
1,038	*	Kimball Electronics, Inc	15
3,427	*	Knowles Corp	70
758	*	KVH Industries, Inc	8
939		Littelfuse, Inc	166
2,759	*	Lumentum Holdings, Inc	148
1,398		Methode Electronics, Inc	47
5,680		Motorola Solutions, Inc	968
632		MTS Systems Corp	35
428	*,e	Napco Security Technologies, Inc	11
4,043		National Instruments Corp	170
4,702	*	NCR Corp	148
8,306		NetApp, Inc	436
1,274	*	Netgear, Inc	41
3,375	*	Netscout Systems, Inc	78
236	*	nLight, Inc	4
1,269	*	Novanta, Inc	104
673	*	OSI Systems, Inc	68

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

406	*,e	PAR Technology Corp	$10
766		Park Aerospace Corp	13
430		PC Connection, Inc	17
1,300		Plantronics, Inc	49
1,309	*	Plexus Corp	82
8,066	*	Pure Storage, Inc	137
2,205	*	Ribbon Communications, Inc	13
701	*	Rogers Corp	96
2,856	*	Sanmina Corp	92
958	*	Scansource, Inc	29
1,939	*	Stratasys Ltd	41
1,338	*	Synaptics, Inc	53
1,480		Synnex Corp	167
1,361	*	Tech Data Corp	142
8,652	*	Trimble Navigation Ltd	336
3,576	*	TTM Technologies, Inc	44
563		Ubiquiti, Inc	67
2,057	*	Viasat, Inc	155
8,882	*	Viavi Solutions, Inc	124
5,245		Vishay Intertechnology, Inc	89
398	*	Vishay Precision Group, Inc	13
9,975		Western Digital Corp	595
6,252		Xerox Holdings Corp	187
1,840	*	Zebra Technologies Corp (Class A)	380

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	57,357

TELECOMMUNICATION SERVICES - 2.0%
410	*	Anterix, Inc	15
254,800		AT&T, Inc	9,642
373		ATN International, Inc	22
565	*	Bandwidth Inc	37
1,565	*	Boingo Wireless, Inc	17
38,502		CenturyLink, Inc	480
1,877	*	Cincinnati Bell, Inc	9
1,599		Cogent Communications Group, Inc	88
2,586		Consolidated Communications Holdings, Inc	12
2,248	*,e	Gogo, Inc	14
2,353	*	Intelsat S.A.	54
2,990	*	Iridium Communications, Inc	64
661	*	Ooma, Inc	7
2,552	*	Orbcomm, Inc	12
3,985	*,e	Pareteum Corp	5
1,811		Shenandoah Telecom Co	58
859		Spok Holdings, Inc	10
19,979	*	Sprint Corp	123
3,834		Telephone & Data Systems, Inc	99
10,941	*	T-Mobile US, Inc	862
176	*	US Cellular Corp	7
144,671		Verizon Communications, Inc	8,732
7,849	*	Vonage Holdings Corp	89
7,262	*	Zayo Group Holdings, Inc	246

		TOTAL TELECOMMUNICATION SERVICES	20,704

TRANSPORTATION - 1.9%
2,138	*	Air Transport Services Group, Inc	45
3,985		Alaska Air Group, Inc	259
502		Allegiant Travel Co	75
236		Amerco, Inc	92
13,636		American Airlines Group, Inc	368
37		Arkansas Best Corp	1
285	*	Atlas Air Worldwide Holdings, Inc	7
1,550	*	Avis Budget Group, Inc	44
4,786		CH Robinson Worldwide, Inc	406
1,092		Copa Holdings S.A. (Class A)	108
1,032		Costamare, Inc	6
452	*	Covenant Transportation Group, Inc	7
26,579		CSX Corp	1,841
763	*	Daseke, Inc	2

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

20,076		Delta Air Lines, Inc	$1,156
1,536	*,e	Eagle Bulk Shipping, Inc	7
1,070	*	Echo Global Logistics, Inc	24
5,950		Expeditors International of Washington, Inc	442
8,442		FedEx Corp	1,229
902		Forward Air Corp	57
1,906	*	Genesee & Wyoming, Inc (Class A)	211
715		Hawaiian Holdings, Inc	19
1,188		Heartland Express, Inc	26
3,403	*	Hertz Global Holdings, Inc	47
1,279	*	Hub Group, Inc (Class A)	59
2,886		JB Hunt Transport Services, Inc	319
10,338	*	JetBlue Airways Corp	173
3,398		Kansas City Southern Industries, Inc	452
2,088	*	Kirby Corp	172
4,783	e	Knight-Swift Transportation Holdings, Inc	174
1,543		Landstar System, Inc	174
1,160	*	Lyft, Inc (Class A)	47
3,019		Macquarie Infrastructure Co LLC	119
1,495		Marten Transport Ltd	31
1,675		Matson, Inc	63
9,284		Norfolk Southern Corp	1,668
2,413		Old Dominion Freight Line	410
334		Park-Ohio Holdings Corp	10
1,449	*	Radiant Logistics, Inc	8
1,666		Ryder System, Inc	86
1,798	*,e	Safe Bulkers, Inc	3
945	*	Saia, Inc	89
1,179		Schneider National, Inc	26
2,180		Scorpio Bulkers, Inc	13
1,961		Skywest, Inc	113
17,269		Southwest Airlines Co	933
2,177	*	Spirit Airlines, Inc	79
6,396	*,e	Uber Technologies, Inc	195
24,696		Union Pacific Corp	4,000
8,177	*	United Continental Holdings, Inc	723
24,287		United Parcel Service, Inc (Class B)	2,910
200		Universal Truckload Services, Inc	5
1,875		Werner Enterprises, Inc	66
3,234	*,e	XPO Logistics, Inc	231
147	*,e	YRC Worldwide, Inc	0	^

		TOTAL TRANSPORTATION	19,830

UTILITIES - 3.4%
24,589		AES Corp	402
1,901		Allete, Inc	166
7,893		Alliant Energy Corp	426
8,359		Ameren Corp	669
17,235		American Electric Power Co, Inc	1,615
1,409		American States Water Co	127
6,200		American Water Works Co, Inc	770
7,640		Aqua America, Inc	342
443	*	AquaVenture Holdings Ltd	9
366		Artesian Resources Corp	14
5,498	*,e	Atlantic Power Corp	13
3,854		Atmos Energy Corp	439
1,521		Avangrid, Inc	79
2,203		Avista Corp	107
2,128		Black Hills Corp	163
812	*,e	Cadiz, Inc	10
1,860		California Water Service Group	98
17,247		Centerpoint Energy, Inc	520
640		Chesapeake Utilities Corp	61
1,290		Clearway Energy, Inc (Class A)	22
2,243		Clearway Energy, Inc (Class C)	41
9,924		CMS Energy Corp	635
438		Connecticut Water Service, Inc	31
11,205		Consolidated Edison, Inc	1,059

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

626		Consolidated Water Co, Inc	$10
27,931		Dominion Resources, Inc	2,263
6,370		DTE Energy Co	847
25,447		Duke Energy Corp	2,439
11,609		Edison International	876
1,320		El Paso Electric Co	89
6,725		Entergy Corp	789
8,173		Evergy, Inc	544
11,262		Eversource Energy	963
33,843		Exelon Corp	1,635
18,173		FirstEnergy Corp	876
919		Genie Energy Ltd	7
349		Global Water Resources, Inc	4
3,788		Hawaiian Electric Industries, Inc	173
1,806		Idacorp, Inc	203
6,373		MDU Resources Group, Inc	180
1,395		MGE Energy, Inc	111
644		Middlesex Water Co	42
2,568		National Fuel Gas Co	120
3,351		New Jersey Resources Corp	152
16,759		NextEra Energy, Inc	3,905
12,354		NiSource, Inc	370
1,124		Northwest Natural Holding Co	80
1,853		NorthWestern Corp	139
9,414		NRG Energy, Inc	373
7,090		OGE Energy Corp	322
2,027		ONE Gas, Inc	195
1,582		Ormat Technologies, Inc	117
1,523		Otter Tail Corp	82
2,658		Pattern Energy Group, Inc	72
18,731	*,b	PG&E Corp	187
3,779		Pinnacle West Capital Corp	367
3,215		PNM Resources, Inc	167
3,158		Portland General Electric Co	178
25,287		PPL Corp	796
17,607		Public Service Enterprise Group, Inc	1,093
626	*	Pure Cycle Corp	6
263		RGC Resources, Inc	8
9,564		Sempra Energy	1,412
678		SJW Corp	46
3,054		South Jersey Industries, Inc	100
36,015		Southern Co	2,225
1,840		Southwest Gas Corp	167
431		Spark Energy, Inc	5
1,831		Spire, Inc	160
1,698		TerraForm Power, Inc	31
7,337		UGI Corp	369
534		Unitil Corp	34
13,883		Vistra Energy Corp	371
10,897		WEC Energy Group, Inc	1,036
18,024		Xcel Energy, Inc	1,170
490		York Water Co	21

		TOTAL UTILITIES	35,745

		TOTAL COMMON STOCKS	1,026,835

		(Cost $402,571)

RIGHTS / WARRANTS - 0.0%

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
4,469	†	Media General, Inc	0

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	0

MATERIALS - 0.0%
1,126	†	A Schulman, Inc	0	^
11,807	†	Pan American Silver Corp	3

		TOTAL MATERIALS	3

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
244	†	Omthera Pharmaceuticals, Inc	$0	^
390	†	Tobira Therapeutics, Inc	0	^

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	0	^

		TOTAL RIGHTS / WARRANTS	3

		(Cost $12)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.1%

GOVERNMENT AGENCY DEBT - 1.0%
$10,450,000		Federal Home Loan Bank (FHLB)	1.500%	10/01/19	10,450

		TOTAL GOVERNMENT AGENCY DEBT			10,450

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.1%
11,024,555	c	State Street Navigator Securities Lending Government Money Market Portfolio			11,025

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			11,025

		TOTAL SHORT-TERM INVESTMENTS			21,475

		(Cost $21,475)
		TOTAL INVESTMENTS - 101.0% (Cost $424,058)			1,048,313
		OTHER ASSETS & LIABILITIES, NET - (1.0)%			(10,572)

		NET ASSETS - 100.0%			$1,037,741

Abbreviation(s):

REIT	Real Estate Investment Trust

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The value of securities on loan is $12,174,093.
h	These securities were purchased on a delayed delivery basis.

Cost amounts are in thousands.

Futures contracts outstanding as of September 30, 2019 were as follows (notional amounts and values are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	68	12/20/19	$10,190	$10,127	$(63)

TIAA SEPARATE ACCOUNT VA-1 - Notes to Schedule of Investments (unaudited)

Organization and significant accounting policies

Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“Commission”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.

Valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Committee. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3—significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Committee. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

The following table summarizes the market value of the Account’s investments as of September 30, 2019, based on the inputs used to value them (dollar amounts are in thousands):

	Level 1	Level 2	Level 3	Total
Equity investments:
Materials	$29,951	$—	$3	$29,954
All other equity investments*	996,884	—	—	996,884
Short-term investments	11,025	10,450	—	21,475
Futures contracts**	(63)	—	—	(63)
Total	$1,037,797	$10,450	$3	$1,048,250

*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments are not reflected in the market value of portfolio investments.